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	Aug. 31, 2024 USD ($) holding	Aug. 31, 2024 USD ($) holding	Aug. 31, 2024 USD ($) holding	Aug. 31, 2024 USD ($) holding	Aug. 31, 2024 USD ($) holding	Aug. 31, 2024 USD ($) holding	Aug. 31, 2024 USD ($) holding	Aug. 31, 2024 USD ($) holding	Aug. 31, 2024 USD ($) holding	Aug. 31, 2024 USD ($) holding	Aug. 31, 2024 USD ($) holding	Aug. 31, 2024 USD ($) holding	Aug. 31, 2024 USD ($) holding	Aug. 31, 2024 USD ($) holding	Aug. 31, 2024 USD ($) holding	Aug. 31, 2024 USD ($) holding	Aug. 31, 2024 USD ($) holding	Aug. 31, 2024 USD ($) holding	Aug. 31, 2024 USD ($) holding	Aug. 31, 2024 USD ($) holding	Aug. 31, 2024 USD ($) holding	Aug. 31, 2024 USD ($) holding	Aug. 31, 2024 USD ($) holding	Aug. 31, 2024 USD ($) holding	Aug. 31, 2024 USD ($) holding	Aug. 31, 2024 USD ($) holding	Aug. 31, 2024 USD ($) holding	Aug. 31, 2024 USD ($) holding	Aug. 31, 2024 USD ($) holding
Shareholder Report [Line Items]
Document Type			N-CSR
Amendment Flag			false
Registrant Name			AMERICAN CENTURY ETF TRUST
Entity Central Index Key			0001710607
Entity Investment Company Type			N-1A
Document Period End Date			Aug. 31, 2024
C000250325 [Member]
Shareholder Report [Line Items]
Fund Name			American Century California Municipal Bond ETF
Class Name			American Century California Municipal Bond ETF
Trading Symbol			CATF
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about American Century California Municipal Bond ETF for the period of July 16, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual			annual shareholder report
Additional Information [Text Block]			You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number			1-800-345-2021
Additional Information Website			americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment
American Century California Municipal Bond ETF	$3	0.27%
*The costs of an investment would have been greater had the class been available for a full year.

Expenses Paid, Amount			$ 3
Expense Ratio, Percent			0.27%
Net Assets	$ 22,718,695	$ 22,718,695	$ 22,718,695	$ 22,718,695	$ 22,718,695	$ 22,718,695	$ 22,718,695	$ 22,718,695	$ 22,718,695	$ 22,718,695	$ 22,718,695	$ 22,718,695	$ 22,718,695	$ 22,718,695	$ 22,718,695	$ 22,718,695	$ 22,718,695	$ 22,718,695	$ 22,718,695	$ 22,718,695	$ 22,718,695	$ 22,718,695	$ 22,718,695	$ 22,718,695	$ 22,718,695	$ 22,718,695	$ 22,718,695	$ 22,718,695	$ 22,718,695
Holdings Count | holding	83	83	83	83	83	83	83	83	83	83	83	83	83	83	83	83	83	83	83	83	83	83	83	83	83	83	83	83	83
Advisory Fees Paid, Amount			$ 6,552
Investment Company, Portfolio Turnover			5.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Portfolio at a Glance
Municipal Securities	93.9%	Weighted Average Life to Maturity	13 years
Short-Term Investments	11.7%	Modified Duration	6 years
Other Assets and Liabilities	(5.6)%

C000197601 [Member]
Shareholder Report [Line Items]
Fund Name			American Century Diversified Corporate Bond ETF
Class Name			American Century Diversified Corporate Bond ETF
Trading Symbol			KORP
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about American Century Diversified Corporate Bond ETF for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual			annual shareholder report
Additional Information [Text Block]			You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number			1-800-345-2021
Additional Information Website			americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Century Diversified Corporate Bond ETF	$30	0.29%

Expenses Paid, Amount			$ 30
Expense Ratio, Percent			0.29%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
American Century Diversified Corporate Bond ETF returned 10.26% for the reporting period ended August 31, 2024.
The fund seeks to provide current income. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. Intermediate Corporate Bond Index.
•	Treasury yields declined and inflation moderated for the 12-month period, which supported widespread gains across the U.S. fixed-income market. Corporate bonds generally outperformed the broad market, as economic growth and corporate earnings remained resilient and credit spreads tightened.
•	Security selection was a primary driver of fund performance. The financial institutions sector was a top contributor, largely due to our selections among banks, real estate investment trusts and finance companies. Holdings among retailers and technology companies also boosted results. Our selections in the consumer noncyclical sector modestly detracted, mostly due to the food and beverage industry.
•	Our longer-than-index duration position also aided fund performance. This strategy proved helpful as yields declined for the period.
•	Sector allocation also broadly contributed to performance. An out-of-index position in high-yield corporate bonds, which outperformed investment-grade corporates for the period, was the main contributor. Additionally, an out-of-index stake in government bonds and an underweight position in the technology sector also boosted results.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
January 11, 2018 through August 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
American Century Diversified Corporate Bond ETF	10.26%	1.84%	2.54%	1/11/18
Regulatory Index
Bloomberg U.S. Aggregate Bond	7.30%	-0.04%	1.36%	—
Performance Index
Bloomberg U.S. Intermediate Corporate Bond	8.95%	1.71%	2.63%	—

Performance Inception Date																													Jan. 11, 2018
No Deduction of Taxes [Text Block]			The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]			Visit americancentury.com for more recent performance information.
Net Assets	$ 294,962,213	$ 294,962,213	$ 294,962,213	$ 294,962,213	$ 294,962,213	$ 294,962,213	$ 294,962,213	$ 294,962,213	$ 294,962,213	$ 294,962,213	$ 294,962,213	$ 294,962,213	$ 294,962,213	$ 294,962,213	$ 294,962,213	$ 294,962,213	$ 294,962,213	$ 294,962,213	$ 294,962,213	$ 294,962,213	$ 294,962,213	$ 294,962,213	$ 294,962,213	$ 294,962,213	$ 294,962,213	$ 294,962,213	$ 294,962,213	$ 294,962,213	$ 294,962,213
Holdings Count | holding	233	233	233	233	233	233	233	233	233	233	233	233	233	233	233	233	233	233	233	233	233	233	233	233	233	233	233	233	233
Advisory Fees Paid, Amount			$ 690,729
Investment Company, Portfolio Turnover			198.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	92.5%
U.S. Treasury Securities	1.9%
Preferred Stocks	1.1%
Short-Term Investments	4.1%
Other Assets and Liabilities	0.4%

C000204482 [Member]
Shareholder Report [Line Items]
Fund Name			American Century Diversified Municipal Bond ETF
Class Name			American Century Diversified Municipal Bond ETF
Trading Symbol			TAXF
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about American Century Diversified Municipal Bond ETF for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual			annual shareholder report
Additional Information [Text Block]			You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number			1-800-345-2021
Additional Information Website			americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Century Diversified Municipal Bond ETF	$30	0.29%

Expenses Paid, Amount			$ 30
Expense Ratio, Percent			0.29%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
American Century Diversified Municipal Bond ETF returned 6.75% for the reporting period ended August 31, 2024.
The fund seeks current income that is exempt from federal income tax. The commentary below refers to the fund’s performance compared to the S&P National AMT-Free Municipal Bond Index.
•	Municipal bonds (munis) delivered solid gains for the 12-month period. Falling Treasury yields, moderating inflation and generally healthy demand for munis provided a positive backdrop for the asset class.
•	Sector allocation was a key contributor to performance, largely due to out-of-index exposure to corporate munis, retirement communities and hospital bonds. Additionally, an out-of-index stake in high-yield munis, which outperformed investment-grade munis for the period, boosted fund performance.
•	Our longer-than-index duration position also aided fund performance. This strategy proved helpful as yields declined for the period.
•	In addition, our security selection efforts lifted fund performance. Selections in the local general obligation (GO), special tax and public university sectors were top contributors. These holdings more than offset slightly negative selection effects in the public power, state GO and private university sectors.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
September 10, 2018 through August 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
American Century Diversified Municipal Bond ETF	6.75%	1.40%	2.71%	9/10/18
S&P National AMT-Free Municipal Bond	5.74%	1.04%	2.31%	—

Performance Inception Date																												Sep. 10, 2018
No Deduction of Taxes [Text Block]			The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]			Visit americancentury.com for more recent performance information.
Net Assets	$ 478,560,420	$ 478,560,420	$ 478,560,420	$ 478,560,420	$ 478,560,420	$ 478,560,420	$ 478,560,420	$ 478,560,420	$ 478,560,420	$ 478,560,420	$ 478,560,420	$ 478,560,420	$ 478,560,420	$ 478,560,420	$ 478,560,420	$ 478,560,420	$ 478,560,420	$ 478,560,420	$ 478,560,420	$ 478,560,420	$ 478,560,420	$ 478,560,420	$ 478,560,420	$ 478,560,420	$ 478,560,420	$ 478,560,420	$ 478,560,420	$ 478,560,420	$ 478,560,420
Holdings Count | holding	689	689	689	689	689	689	689	689	689	689	689	689	689	689	689	689	689	689	689	689	689	689	689	689	689	689	689	689	689
Advisory Fees Paid, Amount			$ 1,168,657
Investment Company, Portfolio Turnover			25.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Portfolio at a Glance
Municipal Securities	99.9%	Weighted Average Life to Maturity	14 years
Other Assets and Liabilities	0.1%	Modified Duration	6 years

C000228611 [Member]
Shareholder Report [Line Items]
Fund Name			American Century Emerging Markets Bond ETF
Class Name			American Century Emerging Markets Bond ETF
Trading Symbol			AEMB
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about American Century Emerging Markets Bond ETF for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual			annual shareholder report
Additional Information [Text Block]			You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Material Fund Change Notice [Text Block]			This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number			1-800-345-2021
Additional Information Website			americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Century Emerging Markets Bond ETF	$43	0.40%

Expenses Paid, Amount			$ 43
Expense Ratio, Percent			0.40%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
American Century Emerging Markets Bond ETF returned 12.83% for the reporting period ended August 31, 2024.
The fund seeks to provide current income and capital appreciation. The commentary below refers to the fund’s performance compared to the JPMorgan EMBI Global Diversified Index.
•	Emerging markets (EM) bonds rallied for the 12-month period amid falling global interest rates, resilient U.S. economic growth and improving growth prospects in several EM countries. Additionally, growing expectations for the Federal Reserve to cut interest rates supported gains among EM bonds.
•	Our sector allocation decisions detracted from fund performance, particularly out-of-index positions in corporate securities. An underweight position versus the index in sovereign securities, particularly distressed sovereigns, also weighed on results. A position in high-yield credit default swaps, which we used to hedge the fund’s high-yield exposure, detracted from performance as high-yield securities outperformed.
•	Meanwhile, our security selection efforts aided performance, led by sovereign securities in the Middle East, the Asia/Pacific region and Europe. Our choices in these regions more than offset negative selection effects from sovereigns in Africa and Latin America. Our selections among quasi-sovereigns in the Asia/Pacific region and in Latin America lifted results.
•	The fund’s duration, which remained longer than the index’s, modestly contributed to performance in the declining rate environment.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
June 29, 2021 through August 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
American Century Emerging Markets Bond ETF	12.83%	-2.09%	6/29/21
JPMorgan EMBI Global Diversified Bond	13.42%	-1.15%	—

Performance Inception Date																Jun. 29, 2021
No Deduction of Taxes [Text Block]			The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]			Visit americancentury.com for more recent performance information.
Net Assets	$ 31,552,366	$ 31,552,366	$ 31,552,366	$ 31,552,366	$ 31,552,366	$ 31,552,366	$ 31,552,366	$ 31,552,366	$ 31,552,366	$ 31,552,366	$ 31,552,366	$ 31,552,366	$ 31,552,366	$ 31,552,366	$ 31,552,366	$ 31,552,366	$ 31,552,366	$ 31,552,366	$ 31,552,366	$ 31,552,366	$ 31,552,366	$ 31,552,366	$ 31,552,366	$ 31,552,366	$ 31,552,366	$ 31,552,366	$ 31,552,366	$ 31,552,366	$ 31,552,366
Holdings Count | holding	102	102	102	102	102	102	102	102	102	102	102	102	102	102	102	102	102	102	102	102	102	102	102	102	102	102	102	102	102
Advisory Fees Paid, Amount			$ 120,252
Investment Company, Portfolio Turnover			109.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Sovereign Governments and Agencies	72.8%
Corporate Bonds	17.6%
U.S. Treasury Securities	4.5%
Short-Term Investments	3.9%
Other Assets and Liabilities	1.2%

Material Fund Change [Text Block]

Fund Changes
Pursuant to a plan of liquidation adopted by the Board of Trustees, American Century Emerging Markets Bond ETF liquidated effective October 3, 2024.

C000204442 [Member]
Shareholder Report [Line Items]
Fund Name			American Century Focused Dynamic Growth ETF
Class Name			American Century Focused Dynamic Growth ETF
Trading Symbol			FDG
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about American Century Focused Dynamic Growth ETF for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual			annual shareholder report
Additional Information [Text Block]			You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number			1-800-345-2021
Additional Information Website			americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Century Focused Dynamic Growth ETF	$52	0.45%

Expenses Paid, Amount			$ 52
Expense Ratio, Percent			0.45%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
American Century Focused Dynamic Growth ETF returned 32.14% for the reporting period ended August 31, 2024.
The fund seeks long-term capital growth. The commentary below refers to the fund’s performance compared to the Russell 1000 Growth Index.
•	A risk-on environment over much of the 12-month period broadly favored large-cap stocks, particularly those related to artificial intelligence. This was despite elevated interest rates and worries about a recession that did not happen. Concerns about AI investment and slowing economic conditions led to a rotation to lower volatility and higher-quality stocks near the end of the period.
•	Some of the leading contributions to performance came from communication services stocks. Amid economic uncertainty, investors sought strong growth and dependable free cash flows. This explains the outperformance of Meta Platforms and Netflix. Among individual contributors, an overweight position in NVIDIA benefited from the build-out in AI.
•	Stock choices among health care stocks were another source of strength. The sector broadly benefited from solid earnings growth and attractive valuations. Our overweight holdings in robotic surgical device maker Intuitive Surgical and biotechnology company Regeneron Pharmaceuticals also drove strong results and stock performance through innovation and new product cycles.
•	Selection and allocation decisions meant the consumer staples sector detracted most from performance. Beverage companies Constellation Brands and The Boston Beer Co. lagged, citing macroeconomic headwinds to their business. The leading individual detractor was electric vehicle maker Tesla, which also suffered from weakening economic conditions and high interest rates.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2020 through August 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
American Century Focused Dynamic Growth ETF	32.14%	19.87%	3/31/20
Regulatory Index
Russell 1000	26.60%	21.08%	—
Performance Index
Russell 1000 Growth	30.75%	23.27%	—

Performance Inception Date																								Mar. 31, 2020
No Deduction of Taxes [Text Block]			The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]			Visit americancentury.com for more recent performance information.
Net Assets	$ 241,799,927	$ 241,799,927	$ 241,799,927	$ 241,799,927	$ 241,799,927	$ 241,799,927	$ 241,799,927	$ 241,799,927	$ 241,799,927	$ 241,799,927	$ 241,799,927	$ 241,799,927	$ 241,799,927	$ 241,799,927	$ 241,799,927	$ 241,799,927	$ 241,799,927	$ 241,799,927	$ 241,799,927	$ 241,799,927	$ 241,799,927	$ 241,799,927	$ 241,799,927	$ 241,799,927	$ 241,799,927	$ 241,799,927	$ 241,799,927	$ 241,799,927	$ 241,799,927
Holdings Count | holding	41	41	41	41	41	41	41	41	41	41	41	41	41	41	41	41	41	41	41	41	41	41	41	41	41	41	41	41	41
Advisory Fees Paid, Amount			$ 908,878
Investment Company, Portfolio Turnover			45.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.7%	Semiconductors and Semiconductor Equipment	19%
Short-Term Investments	1.1%	Software	14%
Other Assets and Liabilities	(0.8)%	Biotechnology	11%
		Interactive Media and Services	10%
		Broadline Retail	9%

C000204443 [Member]
Shareholder Report [Line Items]
Fund Name			American Century Focused Large Cap Value ETF
Class Name			American Century Focused Large Cap Value ETF
Trading Symbol			FLV
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about American Century Focused Large Cap Value ETF for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual			annual shareholder report
Additional Information [Text Block]			You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number			1-800-345-2021
Additional Information Website			americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Century Focused Large Cap Value ETF	$46	0.42%

Expenses Paid, Amount			$ 46
Expense Ratio, Percent			0.42%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
American Century Focused Large Cap Value ETF returned 20.29% for the reporting period ended August 31, 2024.
The fund seeks long-term capital growth. The commentary below refers to the fund’s performance compared to the Russell 1000 Value Index.
•	A risk-on environment over much of the period broadly favored large-cap stocks, particularly those related to artificial intelligence. This occurred despite elevated interest rates and worries about a recession that did not happen. Concerns about AI investment and slowing economic conditions led to a rotation toward lower volatility and higher-quality stocks near the end of the period.
•	Allocation in the health care sector weighed on performance. The fund is overweight health care, particularly in industries like health care equipment and supplies that have been beset by investors’ concerns about new weight-loss drugs. These treatments have been a drag on some medical device companies’ share prices. We believe this is a transitory issue and utilization should normalize.
•	Choices of investments in the industrials sector also curbed performance. While the fund is broadly underweight in the sector, an overweight holding in the air freight and logistics industry—specifically, United Parcel Service—detracted from relative results. Underweight positions in the electrical equipment and machinery industries also slowed performance.
•	Allocation among names in the energy sector contributed to the fund’s performance. Falling oil prices generally pressured stocks in the oil, gas and consumable fuels industry, so the fund’s underweight position and allocation among names in the industry helped results. Not owning names in the energy equipment and services industry also aided relative performance.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2020 through August 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
American Century Focused Large Cap Value ETF	20.29%	16.88%	3/31/20
Regulatory Index
Russell 1000	26.60%	21.08%	—
Performance Index
Russell 1000 Value	21.15%	18.07%	—

Performance Inception Date																								Mar. 31, 2020
No Deduction of Taxes [Text Block]			The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]			Visit americancentury.com for more recent performance information.
Net Assets	$ 236,966,762	$ 236,966,762	$ 236,966,762	$ 236,966,762	$ 236,966,762	$ 236,966,762	$ 236,966,762	$ 236,966,762	$ 236,966,762	$ 236,966,762	$ 236,966,762	$ 236,966,762	$ 236,966,762	$ 236,966,762	$ 236,966,762	$ 236,966,762	$ 236,966,762	$ 236,966,762	$ 236,966,762	$ 236,966,762	$ 236,966,762	$ 236,966,762	$ 236,966,762	$ 236,966,762	$ 236,966,762	$ 236,966,762	$ 236,966,762	$ 236,966,762	$ 236,966,762
Holdings Count | holding	42	42	42	42	42	42	42	42	42	42	42	42	42	42	42	42	42	42	42	42	42	42	42	42	42	42	42	42	42
Advisory Fees Paid, Amount			$ 903,110
Investment Company, Portfolio Turnover			30.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	98.2%	Health Care Equipment and Supplies	10%
Short-Term Investments	2.9%	Pharmaceuticals	9%
Other Assets and Liabilities	(1.1)%	Oil, Gas and Consumable Fuels	7%
		Banks	6%
		Personal Care Products	6%

C000222947 [Member]
Shareholder Report [Line Items]
Fund Name			American Century Low Volatility ETF
Class Name			American Century Low Volatility ETF
Trading Symbol			LVOL
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about American Century Low Volatility ETF for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual			annual shareholder report
Additional Information [Text Block]			You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number			1-800-345-2021
Additional Information Website			americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Century Low Volatility ETF	$32	0.29%

Expenses Paid, Amount			$ 32
Expense Ratio, Percent			0.29%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
American Century Low Volatility ETF returned 20.05% for the reporting period ended August 31, 2024.
The fund seeks capital appreciation. The commentary below refers to the fund’s performance compared to the S&P 500 Index.
•	Lower-volatility equities have historically done well relative to the broader market when stocks fall, but lag when they rally. Stocks performed very well during the fiscal year, repeatedly reaching record highs, led by the so-called Magnificent Seven mega-cap technology stocks. Consistent with managing the risk of unprecedented market concentration, we underweighted these seven names.
•	The relative lack of exposure to the Magnificent Seven can be seen in the list of the portfolio’s leading detractors from performance compared with the benchmark. The number-one relative detractor was NVIDIA, to which the portfolio had no exposure. Other notable relative detractors were underweight positions in Meta Platforms (parent of Facebook) and Microsoft.
•	Some of the key contributions to relative results came from industrials and materials stocks, which benefited from fading recession fears and hopes for an economic soft landing. Returning to the Magnificent Seven, having no exposure to electric vehicle maker Tesla significantly benefited relative results. The stock performed very well in 2023 but gave back some of those gains in 2024.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
January 12, 2021 through August 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
American Century Low Volatility ETF	20.05%	10.19%	1/12/21
S&P 500	27.14%	13.23%	—

Performance Inception Date																				Jan. 12, 2021
No Deduction of Taxes [Text Block]			The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]			Visit americancentury.com for more recent performance information.
Net Assets	$ 12,949,610	$ 12,949,610	$ 12,949,610	$ 12,949,610	$ 12,949,610	$ 12,949,610	$ 12,949,610	$ 12,949,610	$ 12,949,610	$ 12,949,610	$ 12,949,610	$ 12,949,610	$ 12,949,610	$ 12,949,610	$ 12,949,610	$ 12,949,610	$ 12,949,610	$ 12,949,610	$ 12,949,610	$ 12,949,610	$ 12,949,610	$ 12,949,610	$ 12,949,610	$ 12,949,610	$ 12,949,610	$ 12,949,610	$ 12,949,610	$ 12,949,610	$ 12,949,610
Holdings Count | holding	100	100	100	100	100	100	100	100	100	100	100	100	100	100	100	100	100	100	100	100	100	100	100	100	100	100	100	100	100
Advisory Fees Paid, Amount			$ 33,150
Investment Company, Portfolio Turnover			53.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.4%	Software	11%
Short-Term Investments	0.5%	Financial Services	8%
Other Assets and Liabilities	0.1%	Technology Hardware, Storage and Peripherals	7%
		IT Services	6%
		Insurance	6%

C000218645 [Member]
Shareholder Report [Line Items]
Fund Name			American Century Mid Cap Growth Impact ETF
Class Name			American Century Mid Cap Growth Impact ETF
Trading Symbol			MID
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about American Century Mid Cap Growth Impact ETF for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual			annual shareholder report
Additional Information [Text Block]			You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number			1-800-345-2021
Additional Information Website			americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Century Mid Cap Growth Impact ETF	$51	0.45%

Expenses Paid, Amount			$ 51
Expense Ratio, Percent			0.45%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
American Century Mid Cap Growth Impact ETF returned 26.29% for the reporting period ended August 31, 2024.
This fund seeks long-term capital growth. The commentary below refers to the fund’s performance compared to the Russell Midcap Growth Index.
•	A risk-on environment over much of the 12-month period broadly favored large-cap stocks, particularly those related to artificial intelligence. This was despite elevated interest rates and worries about a recession that did not happen. Concerns about AI investment and slowing economic conditions led to a rotation to lower volatility and higher-quality stocks near the end of the period.
•	Stock picks in the industrials sector contributed to the fund’s performance during the 12-month period. Investment in Vertiv Holdings helped drive outperformance as the company, which provides electrical cooling infrastructure equipment, benefited from enthusiasm for AI. Strategic selections in the building products industry also gave results a lift.
•	Choices of investments in the health care sector contributed to performance. In particular, the biotechnology industry, led by an overweight position in Viking Therapeutics, helped relative results. Shares in Viking advanced on encouraging data for its weight-loss drug. In addition, avoiding certain names in the health care technology and pharmaceuticals industries proved fortuitous.
•	Security selection in the financials sector slowed results. The fund is broadly underweight in the sector and allocation among names in the financial services and banking industries curbed performance.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 13, 2020 through August 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
American Century Mid Cap Growth Impact ETF	26.29%	11.08%	7/13/20
Regulatory Index
Russell 3000	26.14%	16.24%	—
Performance Index
Russell Midcap Growth	19.07%	9.77%	—

Performance Inception Date																							Jul. 13, 2020
No Deduction of Taxes [Text Block]			The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]			Visit americancentury.com for more recent performance information.
Net Assets	$ 70,328,677	$ 70,328,677	$ 70,328,677	$ 70,328,677	$ 70,328,677	$ 70,328,677	$ 70,328,677	$ 70,328,677	$ 70,328,677	$ 70,328,677	$ 70,328,677	$ 70,328,677	$ 70,328,677	$ 70,328,677	$ 70,328,677	$ 70,328,677	$ 70,328,677	$ 70,328,677	$ 70,328,677	$ 70,328,677	$ 70,328,677	$ 70,328,677	$ 70,328,677	$ 70,328,677	$ 70,328,677	$ 70,328,677	$ 70,328,677	$ 70,328,677	$ 70,328,677
Holdings Count | holding	39	39	39	39	39	39	39	39	39	39	39	39	39	39	39	39	39	39	39	39	39	39	39	39	39	39	39	39	39
Advisory Fees Paid, Amount			$ 262,180
Investment Company, Portfolio Turnover			68.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	97.5%	Chemicals	9%
Short-Term Investments	2.5%	Diversified Consumer Services	8%
Other Assets and Liabilities	0.0%	Semiconductors and Semiconductor Equipment	7%
		Health Care Equipment and Supplies	6%
		Software	6%

C000241171 [Member]
Shareholder Report [Line Items]
Fund Name			American Century Multisector Floating Income ETF
Class Name			American Century Multisector Floating Income ETF
Trading Symbol			FUSI
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about American Century Multisector Floating Income ETF for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual			annual shareholder report
Additional Information [Text Block]			You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number			1-800-345-2021
Additional Information Website			americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Century Multisector Floating Income ETF	$28	0.27%

Expenses Paid, Amount			$ 28
Expense Ratio, Percent			0.27%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
American Century Multisector Floating Income ETF returned 6.99% for the reporting period ended August 31, 2024.
The fund seeks income. As a secondary objective, the fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. 1-3 Month Treasury Bill Index.
•	Treasury yields declined and inflation moderated for the 12-month period, which supported widespread gains across the U.S. fixed-income market. Credit-sensitive securities generally outperformed government securities for the period. Against this backdrop, our out-of-index allocation to the securitized sector aided performance.
•	Our collateralized loan obligations, non-agency commercial mortgage-backed securities and non-agency collateralized mortgage obligations (CMOs) were top contributors. Exposure to asset-backed securities and agency CMOs also aided performance, but to a smaller degree.
•	An underweight position versus the index in government securities modestly detracted from performance.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 14, 2023 through August 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
American Century Multisector Floating Income ETF	6.99%	7.20%	3/14/23
Regulatory Index
Bloomberg U.S. Aggregate Bond	7.30%	4.76%	—
Performance Index
Bloomberg U.S. 1-3 Month Treasury Bill	5.54%	5.38%	—

Performance Inception Date						Mar. 14, 2023
No Deduction of Taxes [Text Block]			The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]			Visit americancentury.com for more recent performance information.
Net Assets	$ 58,512,039	$ 58,512,039	$ 58,512,039	$ 58,512,039	$ 58,512,039	$ 58,512,039	$ 58,512,039	$ 58,512,039	$ 58,512,039	$ 58,512,039	$ 58,512,039	$ 58,512,039	$ 58,512,039	$ 58,512,039	$ 58,512,039	$ 58,512,039	$ 58,512,039	$ 58,512,039	$ 58,512,039	$ 58,512,039	$ 58,512,039	$ 58,512,039	$ 58,512,039	$ 58,512,039	$ 58,512,039	$ 58,512,039	$ 58,512,039	$ 58,512,039	$ 58,512,039
Holdings Count | holding	126	126	126	126	126	126	126	126	126	126	126	126	126	126	126	126	126	126	126	126	126	126	126	126	126	126	126	126	126
Advisory Fees Paid, Amount			$ 79,367
Investment Company, Portfolio Turnover			98.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Collateralized Loan Obligations	36.4%
Asset-Backed Securities	18.5%
Commercial Mortgage-Backed Securities	15.4%
Collateralized Mortgage Obligations	9.0%
U.S. Treasury Securities	6.6%
Short-Term Investments	13.7%
Other Assets and Liabilities	0.4%

C000228610 [Member]
Shareholder Report [Line Items]
Fund Name			American Century Multisector Income ETF
Class Name			American Century Multisector Income ETF
Trading Symbol			MUSI
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about American Century Multisector Income ETF for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual			annual shareholder report
Additional Information [Text Block]			You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number			1-800-345-2021
Additional Information Website			americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Century Multisector Income ETF	$38	0.36%

Expenses Paid, Amount			$ 38
Expense Ratio, Percent			0.36%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
American Century Multisector Income ETF returned 10.44% for the reporting period ended August 31, 2024.
The fund seeks to provide a high level of current income and total return. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. Aggregate Bond Index.
•	Treasury yields declined and inflation moderated for the 12-month period, which supported widespread gains across the U.S. fixed-income market. Credit-sensitive securities generally outperformed government securities for the period. Against this backdrop, our sector allocations broadly aided performance.
•	An overweight position versus the index in investment-grade credit, which outperformed the broader U.S. bond market, was a top contributor to performance. Additionally, an out-of-index position in high-yield credit, which outperformed investment-grade credit, further boosted results.
•	Our overweight position in the securitized sector also was a main contributor to performance. Our focus on credit-sensitive subsectors, including asset-backed securities, non-agency collateralized mortgage obligations, non-agency commercial mortgage-backed securities and collateralized loan obligations, drove the sector’s results.
•	Our allocation to emerging markets debt and an underweight in U.S. government securities also contributed to performance.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
June 29, 2021 through August 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
American Century Multisector Income ETF	10.44%	0.70%	6/29/21
Bloomberg U.S. Aggregate Bond	7.30%	-1.68%	—

Performance Inception Date																Jun. 29, 2021
No Deduction of Taxes [Text Block]			The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]			Visit americancentury.com for more recent performance information.
Net Assets	$ 188,555,724	$ 188,555,724	$ 188,555,724	$ 188,555,724	$ 188,555,724	$ 188,555,724	$ 188,555,724	$ 188,555,724	$ 188,555,724	$ 188,555,724	$ 188,555,724	$ 188,555,724	$ 188,555,724	$ 188,555,724	$ 188,555,724	$ 188,555,724	$ 188,555,724	$ 188,555,724	$ 188,555,724	$ 188,555,724	$ 188,555,724	$ 188,555,724	$ 188,555,724	$ 188,555,724	$ 188,555,724	$ 188,555,724	$ 188,555,724	$ 188,555,724	$ 188,555,724
Holdings Count | holding	367	367	367	367	367	367	367	367	367	367	367	367	367	367	367	367	367	367	367	367	367	367	367	367	367	367	367	367	367
Advisory Fees Paid, Amount			$ 633,521
Investment Company, Portfolio Turnover			147.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	50.3%
U.S. Government Agency Mortgage-Backed Securities	11.9%
Preferred Stocks	10.4%
Collateralized Mortgage Obligations	5.6%
U.S. Treasury Securities	5.4%
Collateralized Loan Obligations	5.3%
Asset-Backed Securities	4.9%
Commercial Mortgage-Backed Securities	3.1%
Bank Loan Obligations	1.0%
Sovereign Governments and Agencies	0.3%
Short-Term Investments	3.6%
Other Assets and Liabilities	(1.8)%

C000222948 [Member]
Shareholder Report [Line Items]
Fund Name			American Century Quality Convertible Securities ETF
Class Name			American Century Quality Convertible Securities ETF
Trading Symbol			QCON
Security Exchange Name			CboeBZX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about American Century Quality Convertible Securities ETF for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual			annual shareholder report
Additional Information [Text Block]			You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number			1-800-345-2021
Additional Information Website			americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Century Quality Convertible Securities ETF	$34	0.32%

Expenses Paid, Amount			$ 34
Expense Ratio, Percent			0.32%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
American Century Quality Convertible Securities ETF returned 11.37% for the reporting period ended August 31, 2024.
This fund seeks total return. The commentary below refers to the fund’s performance compared to the ICE BofA Convertible Index.
•	Convertible securities gained during the 12-month period. Interest rates increased and remained elevated to combat inflation, which gradually declined. Equities markets were generally strong during the period, due largely to enthusiasm for artificial intelligence. Concerns about the sturdiness of the U.S. economy led to a rotation into lower-volatility securities later in the period.
•	The fund’s higher positive delta — an estimate of how much the price changes for a derivative based on price movements for the underlying security — relative to the index throughout the 12-month period was the main contributor to the fund’s performance.
•	The fund’s focus on what we believe are higher-quality issuers added value and contributed to the fund’s performance throughout the period.
•	The fund’s lower duration relative to the index aided relative performance, particularly during the first eight months of the period when rates were rising.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
February 16, 2021 through August 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
American Century Quality Convertible Securities ETF	11.37%	-1.08%	2/16/21
Regulatory Index
Russell 3000	26.14%	10.48%	—
Performance Index
ICE BofA Convertible	9.57%	-1.98%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

Performance Inception Date																			Feb. 16, 2021
No Deduction of Taxes [Text Block]			The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]			Visit americancentury.com for more recent performance information.
Net Assets	$ 43,426,082	$ 43,426,082	$ 43,426,082	$ 43,426,082	$ 43,426,082	$ 43,426,082	$ 43,426,082	$ 43,426,082	$ 43,426,082	$ 43,426,082	$ 43,426,082	$ 43,426,082	$ 43,426,082	$ 43,426,082	$ 43,426,082	$ 43,426,082	$ 43,426,082	$ 43,426,082	$ 43,426,082	$ 43,426,082	$ 43,426,082	$ 43,426,082	$ 43,426,082	$ 43,426,082	$ 43,426,082	$ 43,426,082	$ 43,426,082	$ 43,426,082	$ 43,426,082
Holdings Count | holding	115	115	115	115	115	115	115	115	115	115	115	115	115	115	115	115	115	115	115	115	115	115	115	115	115	115	115	115	115
Advisory Fees Paid, Amount			$ 120,033
Investment Company, Portfolio Turnover			63.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Convertible Bonds	88.4%	Software	15%
Convertible Preferred Stocks	10.2%	Health Care Equipment and Supplies	9%
Short-Term Investments	3.1%	Electric Utilities	9%
Other Assets and Liabilities	(1.7)%	Hotels, Restaurants and Leisure	8%
		Banks	5%

C000202058 [Member]
Shareholder Report [Line Items]
Fund Name			American Century Quality Diversified International ETF
Class Name			American Century Quality Diversified International ETF
Trading Symbol			QINT
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about American Century Quality Diversified International ETF for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual			annual shareholder report
Additional Information [Text Block]			You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number			1-800-345-2021
Additional Information Website			americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Century Quality Diversified International ETF	$43	0.39%

Expenses Paid, Amount			$ 43
Expense Ratio, Percent			0.39%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
American Century Quality Diversified International ETF returned 20.91% for the reporting period ended August 31, 2024.
The commentary below refers to the fund’s performance compared to the MSCI World ex USA Index.
•	Global stocks in developed markets outside the U.S. broadly advanced during the 12-month period. Enthusiasm for artificial intelligence helped propel global equities in the information technology sector. At the same time, stocks for health care companies involved in the development of new and promising pharmaceutical treatments to effectively treat obesity also gained.
•	Strategic stock selections in the consumer staples sector contributed to the fund’s performance. The fund is underweight in the food products industry, which was under pressure during the period, and avoiding exposure to Nestle helped drive results.
•	Information technology benefited from significant investments in AI, so the fund’s overweight position, combined with security selection in the sector, also contributed to performance. The semiconductors industry is a prime beneficiary of AI, so our overweight and stock picks in the space gave results a boost.
•	Holdings in the materials sector slowed performance. The fund is overweight in materials and security selection in the sector dampened results. Stock picks in the metals and mining industry weighed on performance as an overweight position in Fortescue was a key detractor during the period.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
September 10, 2018 through August 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
American Century Quality Diversified International ETF	20.91%	9.49%	7.08%	9/10/18
MSCI World ex USA	19.45%	8.72%	7.17%	—
American Century Quality Diversified International Equity	20.87%	N/A	N/A	—

Performance Inception Date																												Sep. 10, 2018
No Deduction of Taxes [Text Block]			The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]			Visit americancentury.com for more recent performance information.
Net Assets	$ 213,795,243	$ 213,795,243	$ 213,795,243	$ 213,795,243	$ 213,795,243	$ 213,795,243	$ 213,795,243	$ 213,795,243	$ 213,795,243	$ 213,795,243	$ 213,795,243	$ 213,795,243	$ 213,795,243	$ 213,795,243	$ 213,795,243	$ 213,795,243	$ 213,795,243	$ 213,795,243	$ 213,795,243	$ 213,795,243	$ 213,795,243	$ 213,795,243	$ 213,795,243	$ 213,795,243	$ 213,795,243	$ 213,795,243	$ 213,795,243	$ 213,795,243	$ 213,795,243
Holdings Count | holding	385	385	385	385	385	385	385	385	385	385	385	385	385	385	385	385	385	385	385	385	385	385	385	385	385	385	385	385	385
Advisory Fees Paid, Amount			$ 857,536
Investment Company, Portfolio Turnover			78.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.3%	Japan	20%
Warrants	0.0%	United Kingdom	12%
Short-Term Investments	1.4%	France	9%
Other Assets and Liabilities	(0.7)%	Canada	8%
		Switzerland	6%

C000222949 [Member]
Shareholder Report [Line Items]
Fund Name			American Century Quality Preferred ETF
Class Name			American Century Quality Preferred ETF
Trading Symbol			QPFF
Security Exchange Name			CboeBZX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about American Century Quality Preferred ETF for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual			annual shareholder report
Additional Information [Text Block]			You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number			1-800-345-2021
Additional Information Website			americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Century Quality Preferred ETF	$34	0.32%

Expenses Paid, Amount			$ 34
Expense Ratio, Percent			0.32%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
American Century Quality Preferred ETF returned 11.98% for the reporting period ended August 31, 2024.
The fund seeks current income and capital appreciation. The commentary below refers to the fund’s performance compared to the ICE Exchange-Listed Preferred & Hybrid Securities Index.
•	Preferred securities gained during the period as bond yields fell. Inflation gradually cooled, as did economic growth during the latter half of the period. Equities were strong during the period due largely to enthusiasm for artificial intelligence. Concerns about AI investments and the sturdiness of the U.S. economy led to a rotation into lower-volatility securities later in the period.
•	Spreads narrowed during the 12-month period, which detracted from the fund’s relative performance. The fund’s allocation to institutional preferred securities also weighed on performance, given that exchange-traded preferred securities outperformed.
•	The fund’s short duration versus the index contributed to relative performance, particularly during the first eight months of the period when rates were rising.
•	The fund’s focus on what we believe are higher-quality issuers also gave performance a lift. Strong security selection in the utilities aided results as the sector broadly benefited from advancements in AI, which is expected to increase demand for electricity.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
February 16, 2021 through August 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
American Century Quality Preferred ETF	11.98%	3.28%	2/16/21
Regulatory Index
Russell 3000	26.14%	10.48%	—
Performance Index
ICE Exchange-Listed Preferred & Hybrid Securities	12.64%	1.68%	—

Performance Inception Date																			Feb. 16, 2021
No Deduction of Taxes [Text Block]			The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]			Visit americancentury.com for more recent performance information.
Net Assets	$ 80,271,583	$ 80,271,583	$ 80,271,583	$ 80,271,583	$ 80,271,583	$ 80,271,583	$ 80,271,583	$ 80,271,583	$ 80,271,583	$ 80,271,583	$ 80,271,583	$ 80,271,583	$ 80,271,583	$ 80,271,583	$ 80,271,583	$ 80,271,583	$ 80,271,583	$ 80,271,583	$ 80,271,583	$ 80,271,583	$ 80,271,583	$ 80,271,583	$ 80,271,583	$ 80,271,583	$ 80,271,583	$ 80,271,583	$ 80,271,583	$ 80,271,583	$ 80,271,583
Holdings Count | holding	164	164	164	164	164	164	164	164	164	164	164	164	164	164	164	164	164	164	164	164	164	164	164	164	164	164	164	164	164
Advisory Fees Paid, Amount			$ 203,931
Investment Company, Portfolio Turnover			84.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Preferred Stocks	78.8%	Banks	24%
Corporate Bonds	10.4%	Insurance	16%
Convertible Preferred Stocks	9.4%	Capital Markets	13%
Short-Term Investments	12.7%	Electric Utilities	10%
Other Assets and Liabilities	(11.3)%	Consumer Finance	5%

C000231722 [Member]
Shareholder Report [Line Items]
Fund Name			American Century Select High Yield ETF
Class Name			American Century Select High Yield ETF
Trading Symbol			AHYB
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about American Century Select High Yield ETF for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual			annual shareholder report
Additional Information [Text Block]			You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number			1-800-345-2021
Additional Information Website			americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Century Select High Yield ETF	$47	0.45%

Expenses Paid, Amount			$ 47
Expense Ratio, Percent			0.45%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
American Century Select High Yield ETF returned 10.89% for the reporting period ended August 31, 2024.
The fund seeks to provide high current income. The commentary below refers to the fund’s performance compared to the ICE BofA US High Yield Constrained (BB-B) Index.
•	Changing expectations for Federal Reserve (Fed) rate cuts led to Treasury market volatility during the period. But, as inflation slowly moderated and the labor market weakened, a Fed policy shift appeared imminent, and Treasury yields declined overall. High-yield earnings generally remained resilient, and high-yield bonds delivered solid gains for the period.
•	An underweight position versus the index in Rakuten Group, a Japan-based e-commerce company, weighed on results. The company reentered high-yield benchmarks in January and reported improvements. We remained cautious toward company management.
•	Exposure in the pharmaceuticals sector also detracted from results. Specifically, an underweight in specialty pharmaceutical and medical device company Bausch Health Cos., which rallied in May, weighed on performance. Uncertainties around the company’s plans to spin off its eye care business and concerns about liability management prompted our underweight.
•	Positioning in the support services sector aided results, largely due to our position in office supplies retailer Staples. The company extended its recovery via margin expansion and free cash flow improvements. A position in specialty chemicals company Solenis, which consistently reported strong operating performance and deleveraging progress, also boosted performance.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
November 16, 2021 through August 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
American Century Select High Yield ETF	10.89%	2.41%	11/16/21
Regulatory Index
Bloomberg U.S. Aggregate Bond	7.30%	-1.77%	—
Performance Index
ICE BofA US High Yield Constrained (BB-B)	11.95%	2.59%	—

Performance Inception Date													Nov. 16, 2021
No Deduction of Taxes [Text Block]			The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]			Visit americancentury.com for more recent performance information.
Net Assets	$ 34,713,324	$ 34,713,324	$ 34,713,324	$ 34,713,324	$ 34,713,324	$ 34,713,324	$ 34,713,324	$ 34,713,324	$ 34,713,324	$ 34,713,324	$ 34,713,324	$ 34,713,324	$ 34,713,324	$ 34,713,324	$ 34,713,324	$ 34,713,324	$ 34,713,324	$ 34,713,324	$ 34,713,324	$ 34,713,324	$ 34,713,324	$ 34,713,324	$ 34,713,324	$ 34,713,324	$ 34,713,324	$ 34,713,324	$ 34,713,324	$ 34,713,324	$ 34,713,324
Holdings Count | holding	596	596	596	596	596	596	596	596	596	596	596	596	596	596	596	596	596	596	596	596	596	596	596	596	596	596	596	596	596
Advisory Fees Paid, Amount			$ 148,680
Investment Company, Portfolio Turnover			30.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	95.6%
Preferred Stocks	0.5%
Short-Term Investments	6.0%
Other Assets and Liabilities	(2.1)%

C000237948 [Member]
Shareholder Report [Line Items]
Fund Name			American Century Short Duration Strategic Income ETF
Class Name			American Century Short Duration Strategic Income ETF
Trading Symbol			SDSI
Security Exchange Name			NASDAQ
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about American Century Short Duration Strategic Income ETF for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual			annual shareholder report
Additional Information [Text Block]			You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number			1-800-345-2021
Additional Information Website			americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Century Short Duration Strategic Income ETF	$33	0.32%

Expenses Paid, Amount			$ 33
Expense Ratio, Percent			0.32%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
American Century Short Duration Strategic Income ETF returned 7.98% for the reporting period ended August 31, 2024.
The fund seeks income. As a secondary objective, the fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. 1-3 Year Government/Credit Bond Index.
•	Treasury yields declined and inflation moderated for the 12-month period, which supported widespread gains across the U.S. fixed-income market. Credit-sensitive securities generally outperformed government securities for the period. Against this backdrop, our sector allocations broadly aided performance.
•	An overweight position versus the index in investment-grade credit, which outperformed the broader U.S. bond market, was a top contributor to performance. Additionally, an out-of-index position in high-yield credit, which outperformed investment-grade credit, further boosted results.
•	Our overweight position in the securitized sector also was a main contributor to performance. Our focus on credit-sensitive subsectors, including asset-backed securities, collateralized loan obligations, non-agency commercial mortgage-backed securities and non-agency collateralized mortgage obligations drove the sector’s results.
•	Our allocation to emerging markets debt and an underweight in U.S. government securities also contributed to performance.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
October 11, 2022 through August 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
American Century Short Duration Strategic Income ETF	7.98%	6.86%	10/11/22
Regulatory Index
Bloomberg U.S. Aggregate Bond	7.30%	5.94%	—
Performance Index
Bloomberg U.S. 1-3 Year Government/Credit Bond	6.25%	4.83%	—

Performance Inception Date								Oct. 11, 2022
No Deduction of Taxes [Text Block]			The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]			Visit americancentury.com for more recent performance information.
Net Assets	$ 54,126,081	$ 54,126,081	$ 54,126,081	$ 54,126,081	$ 54,126,081	$ 54,126,081	$ 54,126,081	$ 54,126,081	$ 54,126,081	$ 54,126,081	$ 54,126,081	$ 54,126,081	$ 54,126,081	$ 54,126,081	$ 54,126,081	$ 54,126,081	$ 54,126,081	$ 54,126,081	$ 54,126,081	$ 54,126,081	$ 54,126,081	$ 54,126,081	$ 54,126,081	$ 54,126,081	$ 54,126,081	$ 54,126,081	$ 54,126,081	$ 54,126,081	$ 54,126,081
Holdings Count | holding	286	286	286	286	286	286	286	286	286	286	286	286	286	286	286	286	286	286	286	286	286	286	286	286	286	286	286	286	286
Advisory Fees Paid, Amount			$ 121,864
Investment Company, Portfolio Turnover			207.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	42.3%
U.S. Treasury Securities	26.9%
Collateralized Mortgage Obligations	8.6%
Preferred Stocks	7.6%
Collateralized Loan Obligations	4.3%
Asset-Backed Securities	4.0%
Commercial Mortgage-Backed Securities	3.7%
Bank Loan Obligations	0.9%
Sovereign Governments and Agencies	0.1%
Short-Term Investments	0.8%
Other Assets and Liabilities	0.8%

C000218646 [Member]
Shareholder Report [Line Items]
Fund Name			American Century Sustainable Equity ETF
Class Name			American Century Sustainable Equity ETF
Trading Symbol			ESGA
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about American Century Sustainable Equity ETF for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual			annual shareholder report
Additional Information [Text Block]			You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Material Fund Change Notice [Text Block]			This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number			1-800-345-2021
Additional Information Website			americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Century Sustainable Equity ETF	$44	0.39%

Expenses Paid, Amount			$ 44
Expense Ratio, Percent			0.39%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
American Century Sustainable Equity ETF returned 24.77% for the reporting period ended August 31, 2024.
The fund seeks long-term capital growth. The commentary below refers to the fund’s performance compared to the S&P 500 Index.
•	A risk-on environment over much of the 12-month period broadly favored large-cap stocks, particularly those related to artificial intelligence. This was despite elevated interest rates and worries about a recession that did not happen. Concerns about AI investment and slowing economic conditions led to a rotation to lower volatility and higher-quality stocks near the end of the period.
•	Positioning in the health care sector contributed most to performance. These stocks benefited from solid earnings growth and attractive valuations given uncertainty about the economy. Biotechnology stocks performed well amid a surge in innovation, which saw progress on treatments for some of mankind’s most intractable diseases, including drugs for obesity, Alzheimer’s and heart disease.
•	Stock choices in the information technology sector detracted most from performance compared with the benchmark. While our positioning among the so-called Magnificent Seven stocks was beneficial overall, we were underweight in select communications equipment, electronic equipment and semiconductor stocks, which benefited from investor focus on AI-related technology.
•	Energy stocks also detracted. Oil prices fell beginning in late 2023 because of uncertainty around the pace of global economic growth. That weighed on energy producers and equipment and services companies. Elsewhere, it hurt to be underweight real estate investment trusts, which rebounded during the period as investors began to anticipate Federal Reserve interest rate cuts.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 13, 2020 through August 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
American Century Sustainable Equity ETF	24.77%	15.58%	7/13/20
S&P 500	27.14%	16.91%	—

Performance Inception Date																							Jul. 13, 2020
No Deduction of Taxes [Text Block]			The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]			Visit americancentury.com for more recent performance information.
Net Assets	$ 263,280,385	$ 263,280,385	$ 263,280,385	$ 263,280,385	$ 263,280,385	$ 263,280,385	$ 263,280,385	$ 263,280,385	$ 263,280,385	$ 263,280,385	$ 263,280,385	$ 263,280,385	$ 263,280,385	$ 263,280,385	$ 263,280,385	$ 263,280,385	$ 263,280,385	$ 263,280,385	$ 263,280,385	$ 263,280,385	$ 263,280,385	$ 263,280,385	$ 263,280,385	$ 263,280,385	$ 263,280,385	$ 263,280,385	$ 263,280,385	$ 263,280,385	$ 263,280,385
Holdings Count | holding	101	101	101	101	101	101	101	101	101	101	101	101	101	101	101	101	101	101	101	101	101	101	101	101	101	101	101	101	101
Advisory Fees Paid, Amount			$ 747,576
Investment Company, Portfolio Turnover			18.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.6%	Semiconductors and Semiconductor Equipment	11%
Short-Term Investments	0.3%	Software	11%
Other Assets and Liabilities	0.1%	Technology Hardware, Storage and Peripherals	7%
		Interactive Media and Services	6%
		Capital Markets	4%

Material Fund Change [Text Block]

Fund Changes
Effective December 10, 2024, American Century Sustainable Equity ETF will be renamed American Century Large Cap Equity ETF, and the fund’s ticker will change from ESGA to ACLC.

C000228612 [Member]
Shareholder Report [Line Items]
Fund Name			American Century Sustainable Growth ETF
Class Name			American Century Sustainable Growth ETF
Trading Symbol			ESGY
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about American Century Sustainable Growth ETF for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual			annual shareholder report
Additional Information [Text Block]			You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Material Fund Change Notice [Text Block]			This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number			1-800-345-2021
Additional Information Website			americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Century Sustainable Growth ETF	$45	0.39%

Expenses Paid, Amount			$ 45
Expense Ratio, Percent			0.39%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
American Century Sustainable Growth ETF returned 28.41% for the reporting period ended August 31, 2024.
The fund seeks capital appreciation. The commentary below refers to the fund’s performance compared to the Russell 1000 Growth Index.
•	A risk-on environment over much of the 12-month period broadly favored large-cap stocks, particularly those related to artificial intelligence. This was despite elevated interest rates and worries about a recession that did not happen. Concerns about AI investment and slowing economic conditions led to a rotation to lower volatility and higher-quality stocks near the end of the period.
•	Stock picks and an underweight in the industrials sector contributed most to the fund’s performance, led by positioning among ground transportation stocks. Consumer discretionary was another source of strength. Stock selection contributed, and it helped to be underweight this lagging sector. Both sectors were vulnerable to worries about a potential economic slowdown.
•	Stock choices in the information technology sector detracted most from performance compared with the benchmark. While our positioning among the so-called Magnificent Seven stocks was beneficial overall, we were underweight in select semiconductor, communications equipment and electronic equipment stocks, which benefited from investor focus on AI-related technology.
•	Financials stocks also detracted. Our choices among financial services stocks detracted most in the sector. We favored the stocks of electronic payment networks such as Visa, Mastercard and Block (formerly Square). Unfortunately, these companies were hit by worries about the effect on their business of a potential economic slowdown.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
June 29, 2021 through August 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
American Century Sustainable Growth ETF	28.41%	10.30%	6/29/21
Regulatory Index
Russell 1000	26.60%	9.56%	—
Performance Index
Russell 1000 Growth	30.75%	10.67%	—

Performance Inception Date																Jun. 29, 2021
No Deduction of Taxes [Text Block]			The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]			Visit americancentury.com for more recent performance information.
Net Assets	$ 17,355,709	$ 17,355,709	$ 17,355,709	$ 17,355,709	$ 17,355,709	$ 17,355,709	$ 17,355,709	$ 17,355,709	$ 17,355,709	$ 17,355,709	$ 17,355,709	$ 17,355,709	$ 17,355,709	$ 17,355,709	$ 17,355,709	$ 17,355,709	$ 17,355,709	$ 17,355,709	$ 17,355,709	$ 17,355,709	$ 17,355,709	$ 17,355,709	$ 17,355,709	$ 17,355,709	$ 17,355,709	$ 17,355,709	$ 17,355,709	$ 17,355,709	$ 17,355,709
Holdings Count | holding	85	85	85	85	85	85	85	85	85	85	85	85	85	85	85	85	85	85	85	85	85	85	85	85	85	85	85	85	85
Advisory Fees Paid, Amount			$ 55,504
Investment Company, Portfolio Turnover			31.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Software	21%
Short-Term Investments	0.2%	Semiconductors and Semiconductor Equipment	17%
Other Assets and Liabilities	0.0%	Technology Hardware, Storage and Peripherals	12%
		Interactive Media and Services	11%
		Broadline Retail	5%

Material Fund Change [Text Block]

Fund Changes
Effective December 10, 2024, American Century Sustainable Growth ETF will be renamed American Century Large Cap Growth ETF, and the fund’s ticker will change from ESGY to ACGR.

C000202059 [Member]
Shareholder Report [Line Items]
Fund Name			American Century U.S. Quality Growth ETF
Class Name			American Century U.S. Quality Growth ETF
Trading Symbol			QGRO
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about American Century U.S. Quality Growth ETF for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual			annual shareholder report
Additional Information [Text Block]			You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number			1-800-345-2021
Additional Information Website			americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Century U.S. Quality Growth ETF	$33	0.29%

Expenses Paid, Amount			$ 33
Expense Ratio, Percent			0.29%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
American Century U.S. Quality Growth ETF returned 27.27% for the reporting period ended August 31, 2024.
The commentary below refers to the fund’s performance compared to the Russell 1000 Growth Index.
•	A risk-on environment over much of the 12-month period broadly favored large-cap stocks, particularly those related to artificial intelligence. This was despite elevated interest rates and worries about a recession that did not happen. Concerns about AI investment and slowing economic conditions led to a rotation to lower volatility and higher-quality stocks near the end of the period.
•	Consumer discretionary stocks contributed the most to performance. It helped to be underweight in electric vehicle maker Tesla specifically and the automobiles industry more broadly. High interest rates and worries about the economy meant many automakers resorted to price cuts to boost automobile sales. Elsewhere in the sector, select holdings among specialty retailers performed well.
•	Positioning in the information technology sector detracted most from relative performance. Semiconductor stocks, which benefited from investor focus on AI-related technology, performed very well. Unfortunately, two of the top three overall detractors were underweight positions in semiconductor companies NVIDIA and Broadcom.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
September 10, 2018 through August 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
American Century U.S. Quality Growth ETF	27.27%	16.73%	14.66%	9/10/18
Regulatory Index
Russell 1000	26.60%	15.55%	13.47%	—
Performance Index
American Century U.S. Quality Growth	27.79%	N/A	N/A	—
Russell 1000 Growth	30.75%	19.08%	16.80%	—

Performance Inception Date																												Sep. 10, 2018
No Deduction of Taxes [Text Block]			The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]			Visit americancentury.com for more recent performance information.
Net Assets	$ 860,374,497	$ 860,374,497	$ 860,374,497	$ 860,374,497	$ 860,374,497	$ 860,374,497	$ 860,374,497	$ 860,374,497	$ 860,374,497	$ 860,374,497	$ 860,374,497	$ 860,374,497	$ 860,374,497	$ 860,374,497	$ 860,374,497	$ 860,374,497	$ 860,374,497	$ 860,374,497	$ 860,374,497	$ 860,374,497	$ 860,374,497	$ 860,374,497	$ 860,374,497	$ 860,374,497	$ 860,374,497	$ 860,374,497	$ 860,374,497	$ 860,374,497	$ 860,374,497
Holdings Count | holding	185	185	185	185	185	185	185	185	185	185	185	185	185	185	185	185	185	185	185	185	185	185	185	185	185	185	185	185	185
Advisory Fees Paid, Amount			$ 2,332,342
Investment Company, Portfolio Turnover			172.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	98.9%	Software	23%
Rights	0.0%	Semiconductors and Semiconductor Equipment	6%
Other Assets and Liabilities	1.1%	Hotels, Restaurants and Leisure	5%
		Biotechnology	5%
		Textiles, Apparel and Luxury Goods	4%

C000197602 [Member]
Shareholder Report [Line Items]
Fund Name			American Century U.S. Quality Value ETF
Class Name			American Century U.S. Quality Value ETF
Trading Symbol			VALQ
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about American Century U.S. Quality Value ETF for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual			annual shareholder report
Additional Information [Text Block]			You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number			1-800-345-2021
Additional Information Website			americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Century U.S. Quality Value ETF	$32	0.29%

Expenses Paid, Amount			$ 32
Expense Ratio, Percent			0.29%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
American Century U.S. Quality Value ETF returned 22.91% for the reporting period ended August 31, 2024.
The commentary below refers to the fund’s performance compared to the Russell 1000 Value Index.
•	A risk-on environment during the period broadly favored large-cap stocks, particularly those related to artificial intelligence. This occurred despite elevated interest rates and worries about a recession that did not happen. Concerns about AI investment and slowing economic conditions led to a rotation toward lower volatility and higher-quality stocks near the end of the period.
•	Holdings in the information technology sector, for which the fund is overweight relative to the benchmark, contributed to performance during the 12-month period. Stock picks in the semiconductors industry buoyed results. Holdings in companies like Broadcom and Qualcomm aided performance, as did a lack of exposure to Intel, which posted disappointing earnings and suspended its dividend.
•	Allocation among names in the energy sector also contributed to the fund’s performance. Falling oil prices generally pressured stocks in the oil, gas and consumable fuels industry, so the fund’s underweight position and allocation among names in the industry helped results. Not owning names in the energy equipment and services industry also aided relative performance.
•	The fund’s underweight position relative to the benchmark in the financials sector curbed performance. Not owning large banks like JPMorgan Chase & Co., Bank of America and Wells Fargo & Co. weighed on results as shares in those institutions broadly advanced during the period. Underweight positions in the capital markets and insurance industries also detracted.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
January 11, 2018 through August 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
American Century U.S. Quality Value ETF	22.91%	11.61%	8.69%	1/11/18
Regulatory Index
Russell 1000	26.60%	15.55%	12.95%	—
Performance Index
Russell 1000 Value	21.15%	11.16%	8.54%	—
American Century U.S. Quality Value	23.33%	N/A	N/A	—

Performance Inception Date																													Jan. 11, 2018
No Deduction of Taxes [Text Block]			The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]			Visit americancentury.com for more recent performance information.
Net Assets	$ 235,968,766	$ 235,968,766	$ 235,968,766	$ 235,968,766	$ 235,968,766	$ 235,968,766	$ 235,968,766	$ 235,968,766	$ 235,968,766	$ 235,968,766	$ 235,968,766	$ 235,968,766	$ 235,968,766	$ 235,968,766	$ 235,968,766	$ 235,968,766	$ 235,968,766	$ 235,968,766	$ 235,968,766	$ 235,968,766	$ 235,968,766	$ 235,968,766	$ 235,968,766	$ 235,968,766	$ 235,968,766	$ 235,968,766	$ 235,968,766	$ 235,968,766	$ 235,968,766
Holdings Count | holding	242	242	242	242	242	242	242	242	242	242	242	242	242	242	242	242	242	242	242	242	242	242	242	242	242	242	242	242	242
Advisory Fees Paid, Amount			$ 620,921
Investment Company, Portfolio Turnover			126.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.7%	Household Products	8%
Other Assets and Liabilities	0.3%	Electronic Equipment, Instruments and Components	6%
		Technology Hardware, Storage and Peripherals	5%
		Consumer Staples Distribution & Retail	5%
		Machinery	5%

C000237947 [Member]
Shareholder Report [Line Items]
Fund Name			Avantis All Equity Markets ETF
Class Name			Avantis All Equity Markets ETF
Trading Symbol			AVGE
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Avantis All Equity Markets ETF for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual			annual shareholder report
Additional Information [Text Block]			You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.
Additional Information Phone Number			1-833-928-2684
Additional Information Website			avantisinvestors.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis All Equity Markets ETF	$3	0.03%

Expenses Paid, Amount			$ 3
Expense Ratio, Percent			0.03%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Avantis All Equity Markets ETF returned 21.16% for the reporting period ended August 31, 2024.
The fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the MSCI ACWI IMI.
•	Global stocks rallied for the 12-month period, which was characterized by weak economic growth, falling interest rates, moderating inflation and resilient corporate earnings results. Large-cap stocks generally fared better than small caps, and growth broadly outpaced value.
•	Overweight positions versus the benchmark in large-, mid- and smaller-cap companies, which underperformed, detracted from performance. An underweight to mega caps, which outperformed, also detracted from results.
•	The fund’s underweight in companies with the lowest combined profitability and book-to-market characteristics, which outperformed, weighed on performance. An overweight to companies with the highest profitability and book-to-market metrics, which underperformed, also detracted.
•	Country weightings aided performance, largely due to an overweight position in the U.S. and an underweight in France.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
September 27, 2022 through August 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
Avantis All Equity Markets ETF	21.16%	23.51%	9/27/22
MSCI ACWI IMI	22.62%	24.42%	—

Performance Inception Date							Sep. 27, 2022
No Deduction of Taxes [Text Block]			The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]			Visit avantisinvestors.com for more recent performance information.
Net Assets	$ 418,840,207	$ 418,840,207	$ 418,840,207	$ 418,840,207	$ 418,840,207	$ 418,840,207	$ 418,840,207	$ 418,840,207	$ 418,840,207	$ 418,840,207	$ 418,840,207	$ 418,840,207	$ 418,840,207	$ 418,840,207	$ 418,840,207	$ 418,840,207	$ 418,840,207	$ 418,840,207	$ 418,840,207	$ 418,840,207	$ 418,840,207	$ 418,840,207	$ 418,840,207	$ 418,840,207	$ 418,840,207	$ 418,840,207	$ 418,840,207	$ 418,840,207	$ 418,840,207
Holdings Count | holding	15	15	15	15	15	15	15	15	15	15	15	15	15	15	15	15	15	15	15	15	15	15	15	15	15	15	15	15	15
Advisory Fees Paid, Amount			$ 93,190
Investment Company, Portfolio Turnover			2.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	71.4%
International Equity Funds	28.5%
Short-Term Investments	0.1%
Other Assets and Liabilities	0.0%

C000243037 [Member]
Shareholder Report [Line Items]
Fund Name			Avantis All Equity Markets Value ETF
Class Name			Avantis All Equity Markets Value ETF
Trading Symbol			AVGV
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Avantis All Equity Markets Value ETF for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual			annual shareholder report
Additional Information [Text Block]			You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.
Additional Information Phone Number			1-833-928-2684
Additional Information Website			avantisinvestors.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis All Equity Markets Value ETF	$3	0.03%

Expenses Paid, Amount			$ 3
Expense Ratio, Percent			0.03%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Avantis All Equity Markets Value ETF returned 19.95% for the reporting period ended August 31, 2024.
The fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the MSCI ACWI IMI Value.
•	Global stocks rallied for the 12-month period, which was characterized by weak economic growth, falling interest rates, moderating inflation and resilient corporate earnings results. Large-cap stocks generally fared better than small caps, and growth broadly outpaced value.
•	Overweight positions versus the benchmark in mid- and smaller-cap companies, which underperformed, detracted from performance. An underweight to mega caps, which outperformed, also detracted from results.
•	The fund’s underweight in companies with the lowest combined profitability and book-to-market characteristics, which outperformed, weighed on performance. An overweight to companies with the highest profitability and book-to-market metrics, which underperformed, also detracted.
•	Avoiding real estate investment trusts, which underperformed, modestly aided results.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
June 27, 2023 through August 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
Avantis All Equity Markets Value ETF	19.95%	20.49%	6/27/23
Regulatory Index
MSCI ACWI IMI	22.62%	21.12%	—
Performance Index
MSCI ACWI IMI Value	20.63%	19.38%	—

Performance Inception Date					Jun. 27, 2023
No Deduction of Taxes [Text Block]			The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]			Visit avantisinvestors.com for more recent performance information.
Net Assets	$ 96,172,813	$ 96,172,813	$ 96,172,813	$ 96,172,813	$ 96,172,813	$ 96,172,813	$ 96,172,813	$ 96,172,813	$ 96,172,813	$ 96,172,813	$ 96,172,813	$ 96,172,813	$ 96,172,813	$ 96,172,813	$ 96,172,813	$ 96,172,813	$ 96,172,813	$ 96,172,813	$ 96,172,813	$ 96,172,813	$ 96,172,813	$ 96,172,813	$ 96,172,813	$ 96,172,813	$ 96,172,813	$ 96,172,813	$ 96,172,813	$ 96,172,813	$ 96,172,813
Holdings Count | holding	7	7	7	7	7	7	7	7	7	7	7	7	7	7	7	7	7	7	7	7	7	7	7	7	7	7	7	7	7
Advisory Fees Paid, Amount			$ 16,886
Investment Company, Portfolio Turnover			8.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	61.7%
International Equity Funds	38.2%
Short-Term Investments	0.1%
Other Assets and Liabilities	0.0%

C000243040 [Member]
Shareholder Report [Line Items]
Fund Name			Avantis All International Markets Equity ETF
Class Name			Avantis All International Markets Equity ETF
Trading Symbol			AVNM
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Avantis All International Markets Equity ETF for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual			annual shareholder report
Additional Information [Text Block]			You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684
Additional Information Phone Number			1-833-928-2684
Additional Information Website			avantisinvestors.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis All International Markets Equity ETF	$3	0.03%

Expenses Paid, Amount			$ 3
Expense Ratio, Percent			0.03%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Avantis All International Markets Equity ETF returned 18.20% for the reporting period ended August 31, 2024.
The fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the MSCI ACWI ex USA IMI.
•	Non-U.S. stocks rallied for the 12-month period, which was characterized by weak global growth, falling interest rates, moderating inflation and resilient corporate earnings results. Large-cap stocks generally fared better than small caps, and value broadly outpaced growth.
•	Country allocations were a key contributor to performance, led by overweight positions versus the benchmark in Taiwan and India.
•	Overweight positions versus the benchmark in large-, mid- and smaller-cap companies, which underperformed, detracted from performance. An underweight to mega caps, which outperformed, also detracted from results.
•	The fund’s underweight in companies with the lowest combined profitability and book-to-market characteristics, which outperformed, weighed on performance. An overweight to companies with the highest profitability and book-to-market metrics, which underperformed, also detracted.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
June 27, 2023 through August 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
Avantis All International Markets Equity ETF	18.20%	16.68%	6/27/23
MSCI ACWI ex USA IMI	17.78%	15.54%	—

Performance Inception Date					Jun. 27, 2023
No Deduction of Taxes [Text Block]			The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]			Visit avantisinvestors.com for more recent performance information.
Net Assets	$ 42,545,947	$ 42,545,947	$ 42,545,947	$ 42,545,947	$ 42,545,947	$ 42,545,947	$ 42,545,947	$ 42,545,947	$ 42,545,947	$ 42,545,947	$ 42,545,947	$ 42,545,947	$ 42,545,947	$ 42,545,947	$ 42,545,947	$ 42,545,947	$ 42,545,947	$ 42,545,947	$ 42,545,947	$ 42,545,947	$ 42,545,947	$ 42,545,947	$ 42,545,947	$ 42,545,947	$ 42,545,947	$ 42,545,947	$ 42,545,947	$ 42,545,947	$ 42,545,947
Holdings Count | holding	7	7	7	7	7	7	7	7	7	7	7	7	7	7	7	7	7	7	7	7	7	7	7	7	7	7	7	7	7
Advisory Fees Paid, Amount			$ 4,153
Investment Company, Portfolio Turnover			0.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
International Equity Funds	100.0%
Short-Term Investments	1.2%
Other Assets and Liabilities	(1.2)%

C000243041 [Member]
Shareholder Report [Line Items]
Fund Name			Avantis All International Markets Value ETF
Class Name			Avantis All International Markets Value ETF
Trading Symbol			AVNV
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Avantis All International Markets Value ETF for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual			annual shareholder report
Additional Information [Text Block]			You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.
Additional Information Phone Number			1-833-928-2684
Additional Information Website			avantisinvestors.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis All International Markets Value ETF	$3	0.03%

Expenses Paid, Amount			$ 3
Expense Ratio, Percent			0.03%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Avantis All International Markets Value ETF returned 18.11% for the reporting period ended August 31, 2024.
The fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the MSCI ACWI ex USA IMI Value.
•	Non-U.S. stocks rallied for the 12-month period, which was characterized by weak global growth, falling interest rates, moderating inflation and resilient corporate earnings results. Large-cap stocks generally fared better than small caps, and value broadly outpaced growth.
•	Overweight positions versus the benchmark in mid- and smaller-cap companies, which underperformed, detracted from performance. An underweight to mega caps, which outperformed, also detracted from results.
•	The fund’s underweight in companies with the lowest combined profitability and book-to-market characteristics, which outperformed, weighed on performance. An overweight to companies with the highest profitability and book-to-market metrics, which underperformed, detracted modestly.
•	Avoiding real estate investment trusts, which underperformed, aided results.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
June 27, 2023 through August 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
Avantis All International Markets Value ETF	18.11%	17.33%	6/27/23
Regulatory Index
MSCI ACWI ex USA IMI	17.78%	15.54%	—
Performance Index
MSCI ACWI ex USA IMI Value	19.10%	17.92%	—

Performance Inception Date					Jun. 27, 2023
No Deduction of Taxes [Text Block]			The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]			Visit avantisinvestors.com for more recent performance information.
Net Assets	$ 3,096,601	$ 3,096,601	$ 3,096,601	$ 3,096,601	$ 3,096,601	$ 3,096,601	$ 3,096,601	$ 3,096,601	$ 3,096,601	$ 3,096,601	$ 3,096,601	$ 3,096,601	$ 3,096,601	$ 3,096,601	$ 3,096,601	$ 3,096,601	$ 3,096,601	$ 3,096,601	$ 3,096,601	$ 3,096,601	$ 3,096,601	$ 3,096,601	$ 3,096,601	$ 3,096,601	$ 3,096,601	$ 3,096,601	$ 3,096,601	$ 3,096,601	$ 3,096,601
Holdings Count | holding	4	4	4	4	4	4	4	4	4	4	4	4	4	4	4	4	4	4	4	4	4	4	4	4	4	4	4	4	4
Advisory Fees Paid, Amount			$ 558
Investment Company, Portfolio Turnover			0.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
International Equity Funds	99.9%
Short-Term Investments	0.1%
Other Assets and Liabilities	0.0%

C000221278 [Member]
Shareholder Report [Line Items]
Fund Name			Avantis Core Fixed Income ETF
Class Name			Avantis Core Fixed Income ETF
Trading Symbol			AVIG
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Avantis Core Fixed Income ETF for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual			annual shareholder report
Additional Information [Text Block]			You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.
Additional Information Phone Number			1-833-928-2684
Additional Information Website			avantisinvestors.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis Core Fixed Income ETF	$16	0.15%

Expenses Paid, Amount			$ 16
Expense Ratio, Percent			0.15%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Avantis Core Fixed Income ETF returned 7.77% for the reporting period ended August 31, 2024.
The fund seeks to maximize total return. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. Aggregate Bond Index.
•	Treasury yields declined and inflation moderated for the 12-month period, which supported widespread gains across the U.S. fixed-income market. Corporate bonds generally outperformed the broad market, as economic growth and corporate earnings remained resilient and credit spreads tightened.
•	Yield curve positioning and asset allocation were the primary drivers of fund performance. The fund maintained a duration position in line with the benchmark’s.
•	The fund’s overweight to the corporate sector aided performance as credit spreads tightened during the 12-month period.
•	The fund’s positioning on the yield curve and exposure to bonds with higher carry and roll-down also contributed to performance.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
October 13, 2020 through August 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
Avantis Core Fixed Income ETF	7.77%	-1.74%	10/13/20
Bloomberg U.S. Aggregate Bond	7.30%	-1.65%	—

Performance Inception Date																						Oct. 13, 2020
No Deduction of Taxes [Text Block]			The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]			Visit avantisinvestors.com for more recent performance information.
Net Assets	$ 787,624,926	$ 787,624,926	$ 787,624,926	$ 787,624,926	$ 787,624,926	$ 787,624,926	$ 787,624,926	$ 787,624,926	$ 787,624,926	$ 787,624,926	$ 787,624,926	$ 787,624,926	$ 787,624,926	$ 787,624,926	$ 787,624,926	$ 787,624,926	$ 787,624,926	$ 787,624,926	$ 787,624,926	$ 787,624,926	$ 787,624,926	$ 787,624,926	$ 787,624,926	$ 787,624,926	$ 787,624,926	$ 787,624,926	$ 787,624,926	$ 787,624,926	$ 787,624,926
Holdings Count | holding	754	754	754	754	754	754	754	754	754	754	754	754	754	754	754	754	754	754	754	754	754	754	754	754	754	754	754	754	754
Advisory Fees Paid, Amount			$ 995,747
Investment Company, Portfolio Turnover			324.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	62.7%
U.S. Treasury Securities	24.7%
U.S. Government Agency Mortgage-Backed Securities	18.4%
U.S. Government Agency Securities	1.6%
Sovereign Governments and Agencies	0.6%
Short-Term Investments	10.5%
Other Assets and Liabilities	(18.5)%

C000221279 [Member]
Shareholder Report [Line Items]
Fund Name			Avantis Core Municipal Fixed Income ETF
Class Name			Avantis Core Municipal Fixed Income ETF
Trading Symbol			AVMU
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Avantis Core Municipal Fixed Income ETF for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual			annual shareholder report
Additional Information [Text Block]			You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.
Additional Information Phone Number			1-833-928-2684
Additional Information Website			avantisinvestors.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis Core Municipal Fixed Income ETF	$15	0.15%

Expenses Paid, Amount			$ 15
Expense Ratio, Percent			0.15%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Avantis Core Municipal Fixed Income ETF returned 5.10% for the reporting period ended August 31, 2024.
The fund seeks current income that is exempt from federal income tax. The commentary below refers to the fund’s performance compared to the S&P National AMT-Free Municipal Bond Index.
•	Aided by a late-2023 rally, municipal bonds generally delivered gains for the 12-month period.
•	The fund’s underweight duration positioning compared to the benchmark was the primary driver of performance.
•	To maintain exposure to the bonds with highest carry and roll-down, the fund primarily invested in bonds with less than 20 years to maturity. The underweight to bonds with maturities greater than 20 years detracted from performance. These bonds were the highest performing among the municipal cohort for the reporting period, given the broad rally in fixed income across the entire municipal bond curve.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
December 8, 2020 through August 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
Avantis Core Municipal Fixed Income ETF	5.10%	-0.17%	12/8/20
S&P National AMT-Free Municipal Bond	5.74%	0.23%	—

Performance Inception Date																					Dec. 08, 2020
No Deduction of Taxes [Text Block]			The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]			Visit avantisinvestors.com for more recent performance information.
Net Assets	$ 144,260,753	$ 144,260,753	$ 144,260,753	$ 144,260,753	$ 144,260,753	$ 144,260,753	$ 144,260,753	$ 144,260,753	$ 144,260,753	$ 144,260,753	$ 144,260,753	$ 144,260,753	$ 144,260,753	$ 144,260,753	$ 144,260,753	$ 144,260,753	$ 144,260,753	$ 144,260,753	$ 144,260,753	$ 144,260,753	$ 144,260,753	$ 144,260,753	$ 144,260,753	$ 144,260,753	$ 144,260,753	$ 144,260,753	$ 144,260,753	$ 144,260,753	$ 144,260,753
Holdings Count | holding	578	578	578	578	578	578	578	578	578	578	578	578	578	578	578	578	578	578	578	578	578	578	578	578	578	578	578	578	578
Advisory Fees Paid, Amount			$ 195,239
Investment Company, Portfolio Turnover			19.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Portfolio at a Glance
Municipal Securities	98.7%	Weighted Average Life to Maturity	13 years
Short-Term Investments	0.3%	Modified Duration	5 years
Other Assets and Liabilities	1.0%

C000214349 [Member]
Shareholder Report [Line Items]
Fund Name			Avantis Emerging Markets Equity ETF
Class Name			Avantis Emerging Markets Equity ETF
Trading Symbol			AVEM
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Avantis Emerging Markets Equity ETF for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual			annual shareholder report
Additional Information [Text Block]			You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.
Additional Information Phone Number			1-833-928-2684
Additional Information Website			avantisinvestors.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis Emerging Markets Equity ETF	$36	0.33%

Expenses Paid, Amount			$ 36
Expense Ratio, Percent			0.33%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Avantis Emerging Markets Equity ETF returned 17.35% for the reporting period ended August 31, 2024.
The fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the MSCI Emerging Markets IMI.
•	Against a backdrop of modest global growth and moderating global inflation, emerging markets (EM) stocks rallied for the 12-month period but lagged developed markets stocks. Within the EM universe, the value style broadly outperformed growth.
•	The fund’s overweight versus the index in companies with the highest profitability and book-to-market characteristics, which outperformed, contributed to performance. An underweight to companies with the lowest profitability and book-to-market characteristics, which underperformed, also aided results.
•	The fund’s underweight to mega-cap stocks, which outperformed for the period, detracted from results. Additionally, overweight exposure to mid- and small-cap stocks weighed on performance.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
September 17, 2019 through August 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
Avantis Emerging Markets Equity ETF	17.35%	6.70%	9/17/19
MSCI Emerging Markets IMI	15.22%	4.95%	—

Performance Inception Date																										Sep. 17, 2019
No Deduction of Taxes [Text Block]			The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]			Visit avantisinvestors.com for more recent performance information.
Net Assets	$ 6,283,031,085	$ 6,283,031,085	$ 6,283,031,085	$ 6,283,031,085	$ 6,283,031,085	$ 6,283,031,085	$ 6,283,031,085	$ 6,283,031,085	$ 6,283,031,085	$ 6,283,031,085	$ 6,283,031,085	$ 6,283,031,085	$ 6,283,031,085	$ 6,283,031,085	$ 6,283,031,085	$ 6,283,031,085	$ 6,283,031,085	$ 6,283,031,085	$ 6,283,031,085	$ 6,283,031,085	$ 6,283,031,085	$ 6,283,031,085	$ 6,283,031,085	$ 6,283,031,085	$ 6,283,031,085	$ 6,283,031,085	$ 6,283,031,085	$ 6,283,031,085	$ 6,283,031,085
Holdings Count | holding	3,444	3,444	3,444	3,444	3,444	3,444	3,444	3,444	3,444	3,444	3,444	3,444	3,444	3,444	3,444	3,444	3,444	3,444	3,444	3,444	3,444	3,444	3,444	3,444	3,444	3,444	3,444	3,444	3,444
Advisory Fees Paid, Amount			$ 16,239,694
Investment Company, Portfolio Turnover			2.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	100.8%	India	22%
Rights	0.0%	China	22%
Warrants	0.0%	Taiwan	22%
Short-Term Investments	0.4%	South Korea	13%
Other Assets and Liabilities	(1.2)%	Brazil	5%

C000247037 [Member]
Shareholder Report [Line Items]
Fund Name			Avantis Emerging Markets ex-China Equity ETF
Class Name			Avantis Emerging Markets ex-China Equity ETF
Trading Symbol			AVXC
Security Exchange Name			NASDAQ
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Avantis Emerging Markets ex-China Equity ETF for the period of March 19, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual			annual shareholder report
Additional Information [Text Block]			You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.
Additional Information Phone Number			1-833-928-2684
Additional Information Website			avantisinvestors.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment
Avantis Emerging Markets ex-China Equity ETF	$16	0.33%
*The costs of an investment would have been greater had the class been available for a full year.

Expenses Paid, Amount			$ 16
Expense Ratio, Percent			0.33%
Net Assets	$ 25,726,818	$ 25,726,818	$ 25,726,818	$ 25,726,818	$ 25,726,818	$ 25,726,818	$ 25,726,818	$ 25,726,818	$ 25,726,818	$ 25,726,818	$ 25,726,818	$ 25,726,818	$ 25,726,818	$ 25,726,818	$ 25,726,818	$ 25,726,818	$ 25,726,818	$ 25,726,818	$ 25,726,818	$ 25,726,818	$ 25,726,818	$ 25,726,818	$ 25,726,818	$ 25,726,818	$ 25,726,818	$ 25,726,818	$ 25,726,818	$ 25,726,818	$ 25,726,818
Holdings Count | holding	2,247	2,247	2,247	2,247	2,247	2,247	2,247	2,247	2,247	2,247	2,247	2,247	2,247	2,247	2,247	2,247	2,247	2,247	2,247	2,247	2,247	2,247	2,247	2,247	2,247	2,247	2,247	2,247	2,247
Advisory Fees Paid, Amount			$ 18,299
Investment Company, Portfolio Turnover			4.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.8%	Taiwan	26%
Rights	0.0%	India	26%
Warrants	0.0%	South Korea	16%
Short-Term Investments	0.3%	Brazil	7%
Other Assets and Liabilities	(0.1)%	South Africa	5%

C000246147 [Member]
Shareholder Report [Line Items]
Fund Name			Avantis Emerging Markets Small Cap Equity ETF
Class Name			Avantis Emerging Markets Small Cap Equity ETF
Trading Symbol			AVEE
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Avantis Emerging Markets Small Cap Equity ETF for the period of November 7, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual			annual shareholder report
Additional Information [Text Block]			You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.
Additional Information Phone Number			1-833-928-2684
Additional Information Website			avantisinvestors.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment
Avantis Emerging Markets Small Cap Equity ETF	$36	0.42%
*The costs of an investment would have been greater had the class been available for a full year.

Expenses Paid, Amount			$ 36
Expense Ratio, Percent			0.42%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Avantis Emerging Markets Small Cap Equity ETF returned 12.02% for the reporting period ended August 31, 2024.
The fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the MSCI Emerging Markets Small Cap Index.
•	Global stocks rallied for the fiscal year. Despite underperforming their developed markets peers, largely due to losses in China, emerging markets stocks broadly delivered solid gains. Within the emerging markets asset class, small-cap stocks generally outperformed large-cap stocks, and the value style outpaced growth.
•	Overweight positions versus the index in micro- and small-cap stocks weighed on results for the period from the fund’s inception through its August 31 fiscal year-end. Underweight positions in mid-, large- and mega-cap stocks also detracted.
•	Country exposure detracted from performance. Specifically, an overweight position in China and an underweight in India weighed on results.
•	The fund’s emphasis on stocks with high profitability and book-to-market characteristics aided performance. Similarly, its focus on underweighting companies with unattractive profitability and book-to-market metrics lifted results.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
November 7, 2023 through August 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	Since Inception	Inception Date
Avantis Emerging Markets Small Cap Equity ETF	12.02%	11/7/23
Regulatory Index
MSCI Emerging Markets	17.09%	—
Performance Index
MSCI Emerging Markets Small Cap	18.37%	—

Performance Inception Date	Nov. 07, 2023
No Deduction of Taxes [Text Block]			The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]			Visit avantisinvestors.com for more recent performance information.
Net Assets	$ 22,374,136	$ 22,374,136	$ 22,374,136	$ 22,374,136	$ 22,374,136	$ 22,374,136	$ 22,374,136	$ 22,374,136	$ 22,374,136	$ 22,374,136	$ 22,374,136	$ 22,374,136	$ 22,374,136	$ 22,374,136	$ 22,374,136	$ 22,374,136	$ 22,374,136	$ 22,374,136	$ 22,374,136	$ 22,374,136	$ 22,374,136	$ 22,374,136	$ 22,374,136	$ 22,374,136	$ 22,374,136	$ 22,374,136	$ 22,374,136	$ 22,374,136	$ 22,374,136
Holdings Count | holding	1,883	1,883	1,883	1,883	1,883	1,883	1,883	1,883	1,883	1,883	1,883	1,883	1,883	1,883	1,883	1,883	1,883	1,883	1,883	1,883	1,883	1,883	1,883	1,883	1,883	1,883	1,883	1,883	1,883
Advisory Fees Paid, Amount			$ 42,500
Investment Company, Portfolio Turnover			2.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	100.3%	Taiwan	21%
Warrants	0.0%	India	20%
Rights	0.0%	China	19%
Short-Term Investments	0.2%	South Korea	12%
Other Assets and Liabilities	(0.5)%	Brazil	8%

C000229745 [Member]
Shareholder Report [Line Items]
Fund Name			Avantis Emerging Markets Value ETF
Class Name			Avantis Emerging Markets Value ETF
Trading Symbol			AVES
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Avantis Emerging Markets Value ETF for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual			annual shareholder report
Additional Information [Text Block]			You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.
Additional Information Phone Number			1-833-928-2684
Additional Information Website			avantisinvestors.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis Emerging Markets Value ETF	$39	0.36%

Expenses Paid, Amount			$ 39
Expense Ratio, Percent			0.36%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Avantis Emerging Markets Value ETF returned 17.36% for the reporting period ended August 31, 2024.
The fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the MSCI Emerging Markets IMI Value.
•	Against a backdrop of modest global growth and moderating global inflation, emerging markets (EM) stocks rallied for the 12-month period but lagged developed markets stocks. Within the EM universe, the value style broadly outperformed growth.
•	The fund’s overweight versus the index in companies with the highest combined profitability and book-to-market characteristics, which outperformed for the period, contributed to performance. An underweight to companies with the lowest profitability and book-to-market traits, which underperformed, also boosted results.
•	The fund’s underweight position in mega-cap stocks, which outperformed, and overweight in smaller-cap stocks, which underperformed, detracted from performance.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
September 28, 2021 through August 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
Avantis Emerging Markets Value ETF	17.36%	2.85%	9/28/21
Regulatory Index
MSCI Emerging Markets IMI	15.22%	-1.20%	—
Performance Index
MSCI Emerging Markets IMI Value	16.92%	2.00%	—

Performance Inception Date															Sep. 28, 2021
No Deduction of Taxes [Text Block]			The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]			Visit avantisinvestors.com for more recent performance information.
Net Assets	$ 500,630,776	$ 500,630,776	$ 500,630,776	$ 500,630,776	$ 500,630,776	$ 500,630,776	$ 500,630,776	$ 500,630,776	$ 500,630,776	$ 500,630,776	$ 500,630,776	$ 500,630,776	$ 500,630,776	$ 500,630,776	$ 500,630,776	$ 500,630,776	$ 500,630,776	$ 500,630,776	$ 500,630,776	$ 500,630,776	$ 500,630,776	$ 500,630,776	$ 500,630,776	$ 500,630,776	$ 500,630,776	$ 500,630,776	$ 500,630,776	$ 500,630,776	$ 500,630,776
Holdings Count | holding	1,613	1,613	1,613	1,613	1,613	1,613	1,613	1,613	1,613	1,613	1,613	1,613	1,613	1,613	1,613	1,613	1,613	1,613	1,613	1,613	1,613	1,613	1,613	1,613	1,613	1,613	1,613	1,613	1,613
Advisory Fees Paid, Amount			$ 1,404,647
Investment Company, Portfolio Turnover			17.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	101.0%	India	24%
Rights	0.0%	Taiwan	22%
Warrants	0.0%	China	21%
Short-Term Investments	0.7%	South Korea	13%
Other Assets and Liabilities	(1.7)%	Brazil	5%

C000237946 [Member]
Shareholder Report [Line Items]
Fund Name			Avantis Inflation Focused Equity ETF
Class Name			Avantis Inflation Focused Equity ETF
Trading Symbol			AVIE
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Avantis Inflation Focused Equity ETF for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual			annual shareholder report
Additional Information [Text Block]			You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.
Additional Information Phone Number			1-833-928-2684
Additional Information Website			avantisinvestors.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis Inflation Focused Equity ETF	$27	0.25%

Expenses Paid, Amount			$ 27
Expense Ratio, Percent			0.25%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Avantis Inflation Focused Equity ETF returned 16.56% for the reporting period ended August 31, 2024.
The fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the Russell 3000 Index.
•	U.S. stocks rallied for the 12-month period, which was characterized by resilient economic growth, falling Treasury yields, moderating inflation and generally healthy corporate earnings results.
•	The fund’s overweight versus the index in inflation-sensitive sectors, including energy, consumer staples and materials, detracted from performance. The fund holds no exposure to the outperforming information technology sector, which also weighed on results.
•	The fund’s underweight position in mega-cap companies, which outperformed, also detracted from relative results.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
September 27, 2022 through August 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
Avantis Inflation Focused Equity ETF	16.56%	19.19%	9/27/22
Russell 3000	26.14%	26.49%	—

Performance Inception Date							Sep. 27, 2022
No Deduction of Taxes [Text Block]			The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]			Visit avantisinvestors.com for more recent performance information.
Net Assets	$ 5,268,323	$ 5,268,323	$ 5,268,323	$ 5,268,323	$ 5,268,323	$ 5,268,323	$ 5,268,323	$ 5,268,323	$ 5,268,323	$ 5,268,323	$ 5,268,323	$ 5,268,323	$ 5,268,323	$ 5,268,323	$ 5,268,323	$ 5,268,323	$ 5,268,323	$ 5,268,323	$ 5,268,323	$ 5,268,323	$ 5,268,323	$ 5,268,323	$ 5,268,323	$ 5,268,323	$ 5,268,323	$ 5,268,323	$ 5,268,323	$ 5,268,323	$ 5,268,323
Holdings Count | holding	357	357	357	357	357	357	357	357	357	357	357	357	357	357	357	357	357	357	357	357	357	357	357	357	357	357	357	357	357
Advisory Fees Paid, Amount			$ 10,718
Investment Company, Portfolio Turnover			2.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.7%	Oil, Gas and Consumable Fuels	22%
Short-Term Investments	0.2%	Insurance	12%
Other Assets and Liabilities	0.1%	Pharmaceuticals	11%
		Biotechnology	10%
		Health Care Providers and Services	10%

C000214351 [Member]
Shareholder Report [Line Items]
Fund Name			Avantis International Equity ETF
Class Name			Avantis International Equity ETF
Trading Symbol			AVDE
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Avantis International Equity ETF for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual			annual shareholder report
Additional Information [Text Block]			You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684
Additional Information Phone Number			1-833-928-2684
Additional Information Website			avantisinvestors.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis International Equity ETF	$25	0.23%

Expenses Paid, Amount			$ 25
Expense Ratio, Percent			0.23%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Avantis International Equity ETF returned 18.98% for the reporting period ended August 31, 2024.
The fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the MSCI World ex USA IMI.
•	Non-U.S. developed markets stocks rallied for the 12-month period, which was characterized by weak global growth, falling interest rates, moderating inflation and resilient corporate earnings results. Large-cap stocks generally fared better than small caps, and value broadly outpaced growth.
•	Performance across book-to-market and profitability quartiles was mixed. The fund’s underweight versus the index in companies with the lowest combined profitability and book-to-market characteristics contributed to performance. Its overweight to the highest profitability and book-to-market companies detracted from results.
•	Avoiding real estate investment trusts, which underperformed for the period, modestly aided results.
•	The fund’s underweight to mega-cap stocks, which outperformed for the period, detracted from performance. Additionally, overweights to mid- and small-cap stocks, which underperformed, weighed on results.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
September 24, 2019 through August 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
Avantis International Equity ETF	18.98%	8.52%	9/24/19
MSCI World ex USA IMI	18.80%	7.81%	—

Performance Inception Date																											Sep. 24, 2019
No Deduction of Taxes [Text Block]			The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]			Visit avantisinvestors.com for more recent performance information.
Net Assets	$ 5,227,021,733	$ 5,227,021,733	$ 5,227,021,733	$ 5,227,021,733	$ 5,227,021,733	$ 5,227,021,733	$ 5,227,021,733	$ 5,227,021,733	$ 5,227,021,733	$ 5,227,021,733	$ 5,227,021,733	$ 5,227,021,733	$ 5,227,021,733	$ 5,227,021,733	$ 5,227,021,733	$ 5,227,021,733	$ 5,227,021,733	$ 5,227,021,733	$ 5,227,021,733	$ 5,227,021,733	$ 5,227,021,733	$ 5,227,021,733	$ 5,227,021,733	$ 5,227,021,733	$ 5,227,021,733	$ 5,227,021,733	$ 5,227,021,733	$ 5,227,021,733	$ 5,227,021,733
Holdings Count | holding	3,240	3,240	3,240	3,240	3,240	3,240	3,240	3,240	3,240	3,240	3,240	3,240	3,240	3,240	3,240	3,240	3,240	3,240	3,240	3,240	3,240	3,240	3,240	3,240	3,240	3,240	3,240	3,240	3,240
Advisory Fees Paid, Amount			$ 9,258,644
Investment Company, Portfolio Turnover			3.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.6%	Japan	21%
Rights	0.0%	United Kingdom	13%
Warrants	0.0%	Canada	10%
Short-Term Investments	0.4%	France	9%
Other Assets and Liabilities	0.0%	Switzerland	8%

C000229746 [Member]
Shareholder Report [Line Items]
Fund Name			Avantis International Large Cap Value ETF
Class Name			Avantis International Large Cap Value ETF
Trading Symbol			AVIV
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Avantis International Large Cap Value ETF for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual			annual shareholder report
Additional Information [Text Block]			You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.
Additional Information Phone Number			1-833-928-2684
Additional Information Website			avantisinvestors.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis International Large Cap Value ETF	$27	0.25%

Expenses Paid, Amount			$ 27
Expense Ratio, Percent			0.25%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Avantis International Large Cap Value ETF returned 17.68% for the reporting period ended August 31, 2024.
The fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the MSCI World ex USA Value Index.
•	Non-U.S. developed markets stocks rallied for the 12-month period, which was characterized by weak global growth, falling interest rates, moderating inflation and resilient corporate earnings results. Within the large-cap universe, value stocks broadly outperformed growth stocks.
•	The fund’s emphasis on companies with the highest profitability and book-to-market characteristics, which underperformed, weighed on results.
•	An overweight position versus the index in mid-cap stocks, which underperformed, detracted from results. An underweight to mega-cap stocks, which outperformed, also detracted.
•	Avoiding real estate investment trusts, which underperformed for the period, modestly contributed to performance.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
September 28, 2021 through August 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
Avantis International Large Cap Value ETF	17.68%	6.90%	9/28/21
Regulatory Index
MSCI World ex USA	19.45%	5.24%	—
Performance Index
MSCI World ex USA Value	20.58%	8.58%	—

Performance Inception Date															Sep. 28, 2021
No Deduction of Taxes [Text Block]			The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]			Visit avantisinvestors.com for more recent performance information.
Net Assets	$ 421,630,486	$ 421,630,486	$ 421,630,486	$ 421,630,486	$ 421,630,486	$ 421,630,486	$ 421,630,486	$ 421,630,486	$ 421,630,486	$ 421,630,486	$ 421,630,486	$ 421,630,486	$ 421,630,486	$ 421,630,486	$ 421,630,486	$ 421,630,486	$ 421,630,486	$ 421,630,486	$ 421,630,486	$ 421,630,486	$ 421,630,486	$ 421,630,486	$ 421,630,486	$ 421,630,486	$ 421,630,486	$ 421,630,486	$ 421,630,486	$ 421,630,486	$ 421,630,486
Holdings Count | holding	493	493	493	493	493	493	493	493	493	493	493	493	493	493	493	493	493	493	493	493	493	493	493	493	493	493	493	493	493
Advisory Fees Paid, Amount			$ 816,387
Investment Company, Portfolio Turnover			16.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.5%	Japan	19%
Short-Term Investments	0.6%	United Kingdom	16%
Other Assets and Liabilities	(0.1)%	Canada	10%
		Switzerland	10%
		France	9%

C000243038 [Member]
Shareholder Report [Line Items]
Fund Name			Avantis International Small Cap Equity ETF
Class Name			Avantis International Small Cap Equity ETF
Trading Symbol			AVDS
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Avantis International Small Cap Equity ETF for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual			annual shareholder report
Additional Information [Text Block]			You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.
Additional Information Phone Number			1-833-928-2684
Additional Information Website			avantisinvestors.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis International Small Cap Equity ETF	$32	0.30%

Expenses Paid, Amount			$ 32
Expense Ratio, Percent			0.30%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Avantis International Small Cap Equity ETF returned 15.78% for the reporting period ended August 31, 2024.
The fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the MSCI World ex USA Small Cap Index.
•	Non-U.S. developed markets stocks rallied for the 12-month period, which was characterized by weak global growth, falling interest rates, moderating inflation and resilient corporate earnings results. Within the small-cap universe, value stocks broadly outperformed growth stocks.
•	The fund’s emphasis on companies with the highest combined profitability and book-to-market characteristics, which outperformed, aided performance. An underweight position versus the index in companies with the lowest profitability and book-to-market characteristics, which underperformed, also contributed to results.
•	Avoiding real estate investment trusts, which underperformed, lifted performance.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 18, 2023 through August 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
Avantis International Small Cap Equity ETF	15.78%	10.78%	7/18/23
Regulatory Index
MSCI World ex USA	19.45%	13.74%	—
Performance Index
MSCI World ex USA Small Cap	14.76%	9.84%	—

Performance Inception Date				Jul. 18, 2023
No Deduction of Taxes [Text Block]			The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]			Visit avantisinvestors.com for more recent performance information.
Net Assets	$ 37,473,614	$ 37,473,614	$ 37,473,614	$ 37,473,614	$ 37,473,614	$ 37,473,614	$ 37,473,614	$ 37,473,614	$ 37,473,614	$ 37,473,614	$ 37,473,614	$ 37,473,614	$ 37,473,614	$ 37,473,614	$ 37,473,614	$ 37,473,614	$ 37,473,614	$ 37,473,614	$ 37,473,614	$ 37,473,614	$ 37,473,614	$ 37,473,614	$ 37,473,614	$ 37,473,614	$ 37,473,614	$ 37,473,614	$ 37,473,614	$ 37,473,614	$ 37,473,614
Holdings Count | holding	2,665	2,665	2,665	2,665	2,665	2,665	2,665	2,665	2,665	2,665	2,665	2,665	2,665	2,665	2,665	2,665	2,665	2,665	2,665	2,665	2,665	2,665	2,665	2,665	2,665	2,665	2,665	2,665	2,665
Advisory Fees Paid, Amount			$ 41,313
Investment Company, Portfolio Turnover			7.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.6%	Japan	31%
Warrants	0.0%	United Kingdom	14%
Short-Term Investments	0.4%	Canada	9%
Other Assets and Liabilities	0.0%	Australia	8%
		Sweden	5%

C000214352 [Member]
Shareholder Report [Line Items]
Fund Name			Avantis International Small Cap Value ETF
Class Name			Avantis International Small Cap Value ETF
Trading Symbol			AVDV
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Avantis International Small Cap Value ETF for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual			annual shareholder report
Additional Information [Text Block]			You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.
Additional Information Phone Number			1-833-928-2684
Additional Information Website			avantisinvestors.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis International Small Cap Value ETF	$40	0.36%

Expenses Paid, Amount			$ 40
Expense Ratio, Percent			0.36%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Avantis International Small Cap Value ETF returned 21.09% for the reporting period ended August 31, 2024.
The fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the MSCI World ex USA Small Cap Index.
•	Non-U.S. developed markets stocks rallied for the 12-month period, which was characterized by weak global growth, falling interest rates, moderating inflation and resilient corporate earnings results. Within the small-cap universe, value stocks broadly outperformed growth stocks.
•	The fund’s emphasis on companies with the highest profitability and book-to-market characteristics, which outperformed, contributed to performance. An underweight position versus the index in companies with the lowest profitability and book-to-market traits, which underperformed, also aided results.
•	Additionally, avoiding real estate investment trusts, which underperformed for the period, lifted results.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
September 24, 2019 through August 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
Avantis International Small Cap Value ETF	21.09%	9.66%	9/24/19
Regulatory Index
MSCI World ex USA	19.45%	8.09%	—
Performance Index
MSCI World ex USA Small Cap	14.76%	6.15%	—

Performance Inception Date																											Sep. 24, 2019
No Deduction of Taxes [Text Block]			The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]			Visit avantisinvestors.com for more recent performance information.
Net Assets	$ 6,607,920,724	$ 6,607,920,724	$ 6,607,920,724	$ 6,607,920,724	$ 6,607,920,724	$ 6,607,920,724	$ 6,607,920,724	$ 6,607,920,724	$ 6,607,920,724	$ 6,607,920,724	$ 6,607,920,724	$ 6,607,920,724	$ 6,607,920,724	$ 6,607,920,724	$ 6,607,920,724	$ 6,607,920,724	$ 6,607,920,724	$ 6,607,920,724	$ 6,607,920,724	$ 6,607,920,724	$ 6,607,920,724	$ 6,607,920,724	$ 6,607,920,724	$ 6,607,920,724	$ 6,607,920,724	$ 6,607,920,724	$ 6,607,920,724	$ 6,607,920,724	$ 6,607,920,724
Holdings Count | holding	1,366	1,366	1,366	1,366	1,366	1,366	1,366	1,366	1,366	1,366	1,366	1,366	1,366	1,366	1,366	1,366	1,366	1,366	1,366	1,366	1,366	1,366	1,366	1,366	1,366	1,366	1,366	1,366	1,366
Advisory Fees Paid, Amount			$ 18,447,202
Investment Company, Portfolio Turnover			8.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.6%	Japan	31%
Rights	0.0%	United Kingdom	14%
Warrants	0.0%	Canada	10%
Short-Term Investments	0.4%	Australia	8%
Other Assets and Liabilities	0.0%	Sweden	5%

C000243039 [Member]
Shareholder Report [Line Items]
Fund Name			Avantis Moderate Allocation ETF
Class Name			Avantis Moderate Allocation ETF
Trading Symbol			AVMA
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Avantis Moderate Allocation ETF for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual			annual shareholder report
Additional Information [Text Block]			You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.
Additional Information Phone Number			1-833-928-2684
Additional Information Website			avantisinvestors.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis Moderate Allocation ETF	$3	0.03%

Expenses Paid, Amount			$ 3
Expense Ratio, Percent			0.03%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Avantis Moderate Allocation ETF returned 16.68% for the reporting period ended August 31, 2024.
The fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the custom index, which consists of 65% MSCI ACWI IMI/35% Bloomberg U.S. Government/Credit 1-5 Year Index.
•	Global stocks rallied for the 12-month period, which was characterized by weak economic growth, falling interest rates, moderating inflation and resilient corporate earnings results. Against this backdrop, U.S. stocks delivered solid gains but lagged global stocks.
•	Within the fund’s equity portfolio, overweights versus the index in large-, mid- and smaller-cap stocks, which underperformed, weighed on results. An underweight position in mega caps, which outperformed, also detracted.
•	The fund’s underweight in companies with the lowest combined profitability and book-to-market characteristics, which outperformed, weighed on performance. An overweight to companies with the highest profitability and book-to-market metrics, which underperformed, detracted modestly.
•	Within the fixed-income component, an overweight to the corporate sector aided performance as credit spreads tightened during the 12-month period. The fund’s positioning on the yield curve and exposure to bonds with higher carry and roll-down also contributed to performance.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
June 27, 2023 through August 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
Avantis Moderate Allocation ETF	16.68%	15.97%	6/27/23
Regulatory Index
MSCI ACWI IMI	22.62%	21.12%	—
Bloomberg U.S. Aggregate Bond	7.30%	5.31%	—
Performance Index
65% MSCI ACWI IMI/35% Bloomberg U.S. Government/Credit 1-5 Year	16.97%	15.81%	—

Performance Inception Date					Jun. 27, 2023
No Deduction of Taxes [Text Block]			The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]			Visit avantisinvestors.com for more recent performance information.
Net Assets	$ 16,162,035	$ 16,162,035	$ 16,162,035	$ 16,162,035	$ 16,162,035	$ 16,162,035	$ 16,162,035	$ 16,162,035	$ 16,162,035	$ 16,162,035	$ 16,162,035	$ 16,162,035	$ 16,162,035	$ 16,162,035	$ 16,162,035	$ 16,162,035	$ 16,162,035	$ 16,162,035	$ 16,162,035	$ 16,162,035	$ 16,162,035	$ 16,162,035	$ 16,162,035	$ 16,162,035	$ 16,162,035	$ 16,162,035	$ 16,162,035	$ 16,162,035	$ 16,162,035
Holdings Count | holding	17	17	17	17	17	17	17	17	17	17	17	17	17	17	17	17	17	17	17	17	17	17	17	17	17	17	17	17	17
Advisory Fees Paid, Amount			$ 2,461
Investment Company, Portfolio Turnover			0.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	48.7%
Domestic Fixed Income Funds	31.9%
International Equity Funds	19.3%
Short-Term Investments	0.1%
Other Assets and Liabilities	0.0%

C000229748 [Member]
Shareholder Report [Line Items]
Fund Name			Avantis Real Estate ETF
Class Name			Avantis Real Estate ETF
Trading Symbol			AVRE
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Avantis Real Estate ETF for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual			annual shareholder report
Additional Information [Text Block]			You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.
Additional Information Phone Number			1-833-928-2684
Additional Information Website			avantisinvestors.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis Real Estate ETF	$19	0.17%

Expenses Paid, Amount			$ 19
Expense Ratio, Percent			0.17%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Avantis Real Estate ETF returned 18.38% for the reporting period ended August 31, 2024.
The fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the S&P Global REIT Index.
•	Against a backdrop of falling Treasury yields and broad stock market gains, real estate stocks rallied for the 12-month period.
•	The fund’s position in telecommunication tower real estate investment trusts (REITs), which are excluded from the index, contributed to performance. An underweight position versus the index in office REITs also aided results. Conversely, underweights in retail and specialized REITs weighed on performance.
•	The fund’s underweight in smaller-cap REITs, which underperformed, contributed to performance.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
September 28, 2021 through August 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
Avantis Real Estate ETF	18.38%	0.10%	9/28/21
Regulatory Index
MSCI World IMI	23.54%	7.52%	—
Performance Index
S&P Global REIT	18.12%	0.54%	—

Performance Inception Date															Sep. 28, 2021
No Deduction of Taxes [Text Block]			The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]			Visit avantisinvestors.com for more recent performance information.
Net Assets	$ 558,563,376	$ 558,563,376	$ 558,563,376	$ 558,563,376	$ 558,563,376	$ 558,563,376	$ 558,563,376	$ 558,563,376	$ 558,563,376	$ 558,563,376	$ 558,563,376	$ 558,563,376	$ 558,563,376	$ 558,563,376	$ 558,563,376	$ 558,563,376	$ 558,563,376	$ 558,563,376	$ 558,563,376	$ 558,563,376	$ 558,563,376	$ 558,563,376	$ 558,563,376	$ 558,563,376	$ 558,563,376	$ 558,563,376	$ 558,563,376	$ 558,563,376	$ 558,563,376
Holdings Count | holding	294	294	294	294	294	294	294	294	294	294	294	294	294	294	294	294	294	294	294	294	294	294	294	294	294	294	294	294	294
Advisory Fees Paid, Amount			$ 702,925
Investment Company, Portfolio Turnover			2.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Sectors (as a % of net assets)
Common Stocks	99.7%	Specialized REITs	29%
Rights	0.0%	Industrial REITs	18%
Short-Term Investments	0.2%	Retail REITs	16%
Other Assets and Liabilities	0.1%	Residential REITs	13%
		Health Care REITs	10%

C000234360 [Member]
Shareholder Report [Line Items]
Fund Name			Avantis Responsible Emerging Markets Equity ETF
Class Name			Avantis Responsible Emerging Markets Equity ETF
Trading Symbol			AVSE
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Avantis Responsible Emerging Markets Equity ETF for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual			annual shareholder report
Additional Information [Text Block]			You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.
Additional Information Phone Number			1-833-928-2684
Additional Information Website			avantisinvestors.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis Responsible Emerging Markets Equity ETF	$36	0.33%

Expenses Paid, Amount			$ 36
Expense Ratio, Percent			0.33%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Avantis Responsible Emerging Markets Equity ETF returned 18.23% for the reporting period ended August 31, 2024.
The fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the MSCI Emerging Markets IMI.
•	Against a backdrop of modest global growth and moderating global inflation, emerging markets (EM) stocks rallied for the 12-month period but lagged developed markets stocks. Within the EM universe, the value style broadly outperformed growth.
•	The fund’s underweight versus the benchmark to companies with the lowest profitability and book-to-market characteristics, which underperformed, contributed to performance. The fund’s overweight to companies with the highest profitability and book-to-market traits, which outperformed, also aided results.
•	Overall, country exposure contributed to performance, mainly due to overweight positions in Taiwan and India and avoiding Saudi Arabia.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 28, 2022 through August 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
Avantis Responsible Emerging Markets Equity ETF	18.23%	4.80%	3/28/22
MSCI Emerging Markets IMI	15.22%	2.67%	—

Performance Inception Date										Mar. 28, 2022
No Deduction of Taxes [Text Block]			The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]			Visit avantisinvestors.com for more recent performance information.
Net Assets	$ 81,466,671	$ 81,466,671	$ 81,466,671	$ 81,466,671	$ 81,466,671	$ 81,466,671	$ 81,466,671	$ 81,466,671	$ 81,466,671	$ 81,466,671	$ 81,466,671	$ 81,466,671	$ 81,466,671	$ 81,466,671	$ 81,466,671	$ 81,466,671	$ 81,466,671	$ 81,466,671	$ 81,466,671	$ 81,466,671	$ 81,466,671	$ 81,466,671	$ 81,466,671	$ 81,466,671	$ 81,466,671	$ 81,466,671	$ 81,466,671	$ 81,466,671	$ 81,466,671
Holdings Count | holding	2,288	2,288	2,288	2,288	2,288	2,288	2,288	2,288	2,288	2,288	2,288	2,288	2,288	2,288	2,288	2,288	2,288	2,288	2,288	2,288	2,288	2,288	2,288	2,288	2,288	2,288	2,288	2,288	2,288
Advisory Fees Paid, Amount			$ 221,279
Investment Company, Portfolio Turnover			5.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	100.9%	India	24%
Warrants	0.0%	Taiwan	22%
Rights	0.0%	China	21%
Short-Term Investments	0.8%	South Korea	13%
Other Assets and Liabilities	(1.7)%	Brazil	5%

C000234361 [Member]
Shareholder Report [Line Items]
Fund Name			Avantis Responsible International Equity ETF
Class Name			Avantis Responsible International Equity ETF
Trading Symbol			AVSD
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Avantis Responsible International Equity ETF for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual			annual shareholder report
Additional Information [Text Block]			You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.
Additional Information Phone Number			1-833-928-2684
Additional Information Website			avantisinvestors.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis Responsible International Equity ETF	$25	0.23%

Expenses Paid, Amount			$ 25
Expense Ratio, Percent			0.23%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Avantis Responsible International Equity ETF returned 20.94% for the reporting period ended August 31, 2024.
The fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the MSCI World ex USA IMI.
•	Non-U.S. developed markets stocks rallied for the 12-month period, which was characterized by weak global growth, falling interest rates, moderating inflation and resilient corporate earnings results. Large-cap stocks generally fared better than small caps, and value broadly outpaced growth.
•	The fund’s underweight versus the benchmark to companies with the lowest profitability and book-to-market characteristics, which underperformed, aided performance. The fund’s overweight to companies with high profitability and book-to-market characteristics, which outperformed, also lifted results.
•	The fund’s overweight position in the financials sector and underweights in the energy and consumer staples sectors aided performance.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 15, 2022 through August 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
Avantis Responsible International Equity ETF	20.94%	9.53%	3/15/22
MSCI World ex USA IMI	18.80%	9.20%	—

Performance Inception Date											Mar. 15, 2022
No Deduction of Taxes [Text Block]			The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]			Visit avantisinvestors.com for more recent performance information.
Net Assets	$ 149,076,720	$ 149,076,720	$ 149,076,720	$ 149,076,720	$ 149,076,720	$ 149,076,720	$ 149,076,720	$ 149,076,720	$ 149,076,720	$ 149,076,720	$ 149,076,720	$ 149,076,720	$ 149,076,720	$ 149,076,720	$ 149,076,720	$ 149,076,720	$ 149,076,720	$ 149,076,720	$ 149,076,720	$ 149,076,720	$ 149,076,720	$ 149,076,720	$ 149,076,720	$ 149,076,720	$ 149,076,720	$ 149,076,720	$ 149,076,720	$ 149,076,720	$ 149,076,720
Holdings Count | holding	2,075	2,075	2,075	2,075	2,075	2,075	2,075	2,075	2,075	2,075	2,075	2,075	2,075	2,075	2,075	2,075	2,075	2,075	2,075	2,075	2,075	2,075	2,075	2,075	2,075	2,075	2,075	2,075	2,075
Advisory Fees Paid, Amount			$ 297,574
Investment Company, Portfolio Turnover			5.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.6%	Japan	21%
Rights	0.0%	United Kingdom	14%
Warrants	0.0%	Canada	10%
Short-Term Investments	0.8%	France	9%
Other Assets and Liabilities	(0.4)%	Switzerland	8%

C000234362 [Member]
Shareholder Report [Line Items]
Fund Name			Avantis Responsible U.S. Equity ETF
Class Name			Avantis Responsible U.S. Equity ETF
Trading Symbol			AVSU
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Avantis Responsible U.S. Equity ETF for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual			annual shareholder report
Additional Information [Text Block]			You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.
Additional Information Phone Number			1-833-928-2684
Additional Information Website			avantisinvestors.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis Responsible U.S. Equity ETF	$17	0.15%

Expenses Paid, Amount			$ 17
Expense Ratio, Percent			0.15%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Avantis Responsible U.S. Equity ETF returned 24.98% for the reporting period ended August 31, 2024.
The fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the Russell 3000 Index.
•	U.S. stocks rallied for the 12-month period, which was characterized by resilient economic growth, falling Treasury yields, moderating inflation and generally healthy corporate earnings results. Within the U.S. market, stocks of companies with the largest market capitalizations broadly outperformed their smaller peers, while growth and value styles were mixed.
•	The fund’s overweight position versus the benchmark in large-, mid- and smaller-cap companies, which underperformed, weighed on performance. An underweight to mega-cap companies, which outperformed, also detracted.
•	The fund’s underweight to companies with the lowest profitability and book-to-market characteristics, which underperformed, aided performance. An overweight to companies with the highest profitability and book-to-market traits also lifted results.
•	The fund’s underweight position in the energy sector and overweight exposure to the financials sector contributed to performance. An underweight to the real estate sector also aided results.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 15, 2022 through August 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
Avantis Responsible U.S. Equity ETF	24.98%	11.64%	3/15/22
Russell 3000	26.14%	13.02%	—

Performance Inception Date											Mar. 15, 2022
No Deduction of Taxes [Text Block]			The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]			Visit avantisinvestors.com for more recent performance information.
Net Assets	$ 291,224,762	$ 291,224,762	$ 291,224,762	$ 291,224,762	$ 291,224,762	$ 291,224,762	$ 291,224,762	$ 291,224,762	$ 291,224,762	$ 291,224,762	$ 291,224,762	$ 291,224,762	$ 291,224,762	$ 291,224,762	$ 291,224,762	$ 291,224,762	$ 291,224,762	$ 291,224,762	$ 291,224,762	$ 291,224,762	$ 291,224,762	$ 291,224,762	$ 291,224,762	$ 291,224,762	$ 291,224,762	$ 291,224,762	$ 291,224,762	$ 291,224,762	$ 291,224,762
Holdings Count | holding	1,286	1,286	1,286	1,286	1,286	1,286	1,286	1,286	1,286	1,286	1,286	1,286	1,286	1,286	1,286	1,286	1,286	1,286	1,286	1,286	1,286	1,286	1,286	1,286	1,286	1,286	1,286	1,286	1,286
Advisory Fees Paid, Amount			$ 345,009
Investment Company, Portfolio Turnover			3.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Semiconductors and Semiconductor Equipment	9%
Rights	0.0%	Software	7%
Short-Term Investments	0.1%	Technology Hardware, Storage and Peripherals	6%
Other Assets and Liabilities	0.1%	Banks	6%
		Interactive Media and Services	5%

C000221280 [Member]
Shareholder Report [Line Items]
Fund Name			Avantis Short-Term Fixed Income ETF
Class Name			Avantis Short-Term Fixed Income ETF
Trading Symbol			AVSF
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Avantis Short-Term Fixed Income ETF for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual			annual shareholder report
Additional Information [Text Block]			You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.
Additional Information Phone Number			1-833-928-2684
Additional Information Website			avantisinvestors.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis Short-Term Fixed Income ETF	$16	0.15%

Expenses Paid, Amount			$ 16
Expense Ratio, Percent			0.15%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Avantis Short-Term Fixed Income ETF returned 6.74% for the reporting period ended August 31, 2024.
The fund seeks to maximize total return. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. Government/Credit 1-5 Year Index.
•	Treasury yields declined and inflation moderated for the 12-month period, which supported widespread gains across the U.S. fixed-income market. However, credit spread performance was somewhat mixed among short-dated corporate bonds. Credit spreads widened for bonds with less than two years to maturity and tightened for bonds with maturities between three to five years.
•	Duration positioning and asset allocation were the primary drivers of fund performance.
•	The fund’s overweight versus the benchmark to the corporate sector aided performance. The fund’s positioning on the yield curve across various maturities also contributed to performance.
•	To maintain exposure to the bonds with highest carry and roll-down, the fund maintained a duration slightly shorter than the benchmark’s. This detracted from performance.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
October 13, 2020 through August 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
Avantis Short-Term Fixed Income ETF	6.74%	0.61%	10/13/20
Regulatory Index
Bloomberg U.S. Aggregate Bond	7.30%	-1.65%	—
Performance Index
Bloomberg U.S. Government/Credit 1-5 Year	6.67%	0.50%	—

Performance Inception Date																						Oct. 13, 2020
No Deduction of Taxes [Text Block]			The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]			Visit avantisinvestors.com for more recent performance information.
Net Assets	$ 407,649,574	$ 407,649,574	$ 407,649,574	$ 407,649,574	$ 407,649,574	$ 407,649,574	$ 407,649,574	$ 407,649,574	$ 407,649,574	$ 407,649,574	$ 407,649,574	$ 407,649,574	$ 407,649,574	$ 407,649,574	$ 407,649,574	$ 407,649,574	$ 407,649,574	$ 407,649,574	$ 407,649,574	$ 407,649,574	$ 407,649,574	$ 407,649,574	$ 407,649,574	$ 407,649,574	$ 407,649,574	$ 407,649,574	$ 407,649,574	$ 407,649,574	$ 407,649,574
Holdings Count | holding	532	532	532	532	532	532	532	532	532	532	532	532	532	532	532	532	532	532	532	532	532	532	532	532	532	532	532	532	532
Advisory Fees Paid, Amount			$ 468,201
Investment Company, Portfolio Turnover			39.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	75.4%
U.S. Treasury Securities	20.0%
U.S. Government Agency Securities	2.3%
Sovereign Governments and Agencies	0.2%
Short-Term Investments	1.1%
Other Assets and Liabilities	1.0%

C000214353 [Member]
Shareholder Report [Line Items]
Fund Name			Avantis U.S. Equity ETF
Class Name			Avantis U.S. Equity ETF
Trading Symbol			AVUS
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Avantis U.S. Equity ETF for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual			annual shareholder report
Additional Information [Text Block]			You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.
Additional Information Phone Number			1-833-928-2684
Additional Information Website			avantisinvestors.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis U.S. Equity ETF	$17	0.15%

Expenses Paid, Amount			$ 17
Expense Ratio, Percent			0.15%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Avantis U.S. Equity ETF returned 24.05% for the reporting period ended August 31, 2024.
The fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the Russell 3000 Index.
•	U.S. stocks rallied for the 12-month period, which was characterized by resilient economic growth, falling Treasury yields, moderating inflation and generally healthy corporate earnings results. Within the U.S. market, stocks of companies with the largest market capitalizations broadly outperformed their smaller peers, while growth and value styles were mixed.
•	Against this backdrop, the fund’s underweight versus the index in mega-cap stocks, which outperformed, weighed on results. Overweight positions in large-, mid-, small- and micro-cap stocks also detracted from results.
•	The fund’s sector weightings modestly detracted, largely due to an overweight to energy and an underweight to information technology.
•	The fund’s underweight to companies with the lowest profitability and book-to-market characteristics and overweight to companies with the highest profitability and book-to-market traits aided performance. Avoiding real estate investment trusts, which underperformed for the period, modestly boosted results.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
September 24, 2019 through August 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
Avantis U.S. Equity ETF	24.05%	15.16%	9/24/19
Russell 3000	26.14%	15.05%	—

Performance Inception Date																											Sep. 24, 2019
No Deduction of Taxes [Text Block]			The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]			Visit avantisinvestors.com for more recent performance information.
Net Assets	$ 7,126,742,153	$ 7,126,742,153	$ 7,126,742,153	$ 7,126,742,153	$ 7,126,742,153	$ 7,126,742,153	$ 7,126,742,153	$ 7,126,742,153	$ 7,126,742,153	$ 7,126,742,153	$ 7,126,742,153	$ 7,126,742,153	$ 7,126,742,153	$ 7,126,742,153	$ 7,126,742,153	$ 7,126,742,153	$ 7,126,742,153	$ 7,126,742,153	$ 7,126,742,153	$ 7,126,742,153	$ 7,126,742,153	$ 7,126,742,153	$ 7,126,742,153	$ 7,126,742,153	$ 7,126,742,153	$ 7,126,742,153	$ 7,126,742,153	$ 7,126,742,153	$ 7,126,742,153
Holdings Count | holding	2,288	2,288	2,288	2,288	2,288	2,288	2,288	2,288	2,288	2,288	2,288	2,288	2,288	2,288	2,288	2,288	2,288	2,288	2,288	2,288	2,288	2,288	2,288	2,288	2,288	2,288	2,288	2,288	2,288
Advisory Fees Paid, Amount			$ 8,858,000
Investment Company, Portfolio Turnover			1.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Semiconductors and Semiconductor Equipment	7%
Rights	0.0%	Oil, Gas and Consumable Fuels	7%
Escrow Interests	0.0%	Software	6%
Short-Term Investments	0.1%	Banks	6%
Other Assets and Liabilities	0.1%	Technology Hardware, Storage and Peripherals	5%

C000243042 [Member]
Shareholder Report [Line Items]
Fund Name			Avantis U.S. Large Cap Equity ETF
Class Name			Avantis U.S. Large Cap Equity ETF
Trading Symbol			AVLC
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Avantis U.S. Large Cap Equity ETF for the period of September 26, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual			annual shareholder report
Additional Information [Text Block]			You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.
Additional Information Phone Number			1-833-928-2684
Additional Information Website			avantisinvestors.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment
Avantis U.S. Large Cap Equity ETF	$16	0.15%
*The costs of an investment would have been greater had the class been available for a full year.

Expenses Paid, Amount			$ 16
Expense Ratio, Percent			0.15%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Avantis U.S. Large Cap Equity ETF returned 32.49% for the reporting period ended August 31, 2024.
The fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the Russell 1000 Index.
•	U.S. stocks rallied for the reporting period, which was characterized by resilient economic growth, falling Treasury yields, moderating inflation and generally healthy corporate earnings results. Within the large-cap universe, growth stocks broadly outperformed value stocks.
•	The fund’s overweight versus the index in mid- and large-cap stocks, which underperformed between September 26, 2023 (the fund’s inception date), through August 31, 2024, weighed on results. Additionally, the fund’s underweight in mega-cap stocks, which outperformed, detracted from results.
•	A relative underweight in companies with the lowest combined profitability and book-to-market characteristics, which underperformed, aided the fund’s performance.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
September 26, 2023 through August 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	Since Inception	Inception Date
Avantis U.S. Large Cap Equity ETF	32.49%	9/26/23
Russell 1000	33.49%	—

Performance Inception Date		Sep. 26, 2023
No Deduction of Taxes [Text Block]			The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]			Visit avantisinvestors.com for more recent performance information.
Net Assets	$ 396,167,891	$ 396,167,891	$ 396,167,891	$ 396,167,891	$ 396,167,891	$ 396,167,891	$ 396,167,891	$ 396,167,891	$ 396,167,891	$ 396,167,891	$ 396,167,891	$ 396,167,891	$ 396,167,891	$ 396,167,891	$ 396,167,891	$ 396,167,891	$ 396,167,891	$ 396,167,891	$ 396,167,891	$ 396,167,891	$ 396,167,891	$ 396,167,891	$ 396,167,891	$ 396,167,891	$ 396,167,891	$ 396,167,891	$ 396,167,891	$ 396,167,891	$ 396,167,891
Holdings Count | holding	992	992	992	992	992	992	992	992	992	992	992	992	992	992	992	992	992	992	992	992	992	992	992	992	992	992	992	992	992
Advisory Fees Paid, Amount			$ 326,572
Investment Company, Portfolio Turnover			3.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Semiconductors and Semiconductor Equipment	9%
Short-Term Investments	0.1%	Software	8%
Other Assets and Liabilities	0.1%	Oil, Gas and Consumable Fuels	6%
		Technology Hardware, Storage and Peripherals	6%
		Interactive Media and Services	5%

C000229747 [Member]
Shareholder Report [Line Items]
Fund Name			Avantis U.S. Large Cap Value ETF
Class Name			Avantis U.S. Large Cap Value ETF
Trading Symbol			AVLV
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Avantis U.S. Large Cap Value ETF for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual			annual shareholder report
Additional Information [Text Block]			You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.
Additional Information Phone Number			1-833-928-2684
Additional Information Website			avantisinvestors.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis U.S. Large Cap Value ETF	$17	0.15%

Expenses Paid, Amount			$ 17
Expense Ratio, Percent			0.15%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Avantis U.S. Large Cap Value ETF returned 21.25% for the reporting period ended August 31, 2024.
The fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the Russell 1000 Value Index.
• U.S. stocks rallied for the 12-month period, which was characterized by resilient economic growth, falling Treasury yields, moderating inflation and generally healthy corporate earnings results. Within the large-cap universe, growth stocks broadly outperformed value stocks.
• The fund focuses on companies with more attractive combined profitability and book-to-market characteristics in the large-cap universe. While results were mixed across this spectrum, names with better combined characteristics generally outperformed, contributing to the fund’s performance.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
September 21, 2021 through August 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
Avantis U.S. Large Cap Value ETF	21.25%	11.29%	9/21/21
Regulatory Index
Russell 1000	26.60%	9.82%	—
Performance Index
Russell 1000 Value	21.15%	8.85%	—

Performance Inception Date														Sep. 21, 2021
No Deduction of Taxes [Text Block]			The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]			Visit avantisinvestors.com for more recent performance information.
Net Assets	$ 4,348,250,092	$ 4,348,250,092	$ 4,348,250,092	$ 4,348,250,092	$ 4,348,250,092	$ 4,348,250,092	$ 4,348,250,092	$ 4,348,250,092	$ 4,348,250,092	$ 4,348,250,092	$ 4,348,250,092	$ 4,348,250,092	$ 4,348,250,092	$ 4,348,250,092	$ 4,348,250,092	$ 4,348,250,092	$ 4,348,250,092	$ 4,348,250,092	$ 4,348,250,092	$ 4,348,250,092	$ 4,348,250,092	$ 4,348,250,092	$ 4,348,250,092	$ 4,348,250,092	$ 4,348,250,092	$ 4,348,250,092	$ 4,348,250,092	$ 4,348,250,092	$ 4,348,250,092
Holdings Count | holding	309	309	309	309	309	309	309	309	309	309	309	309	309	309	309	309	309	309	309	309	309	309	309	309	309	309	309	309	309
Advisory Fees Paid, Amount			$ 4,100,779
Investment Company, Portfolio Turnover			5.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Oil, Gas and Consumable Fuels	14%
Short-Term Investments	0.2%	Insurance	7%
Other Assets and Liabilities	0.0%	Consumer Staples Distribution & Retail	7%
		Banks	6%
		Interactive Media and Services	6%

C000246148 [Member]
Shareholder Report [Line Items]
Fund Name			Avantis U.S. Mid Cap Equity ETF
Class Name			Avantis U.S. Mid Cap Equity ETF
Trading Symbol			AVMC
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Avantis U.S. Mid Cap Equity ETF for the period of November 7, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual			annual shareholder report
Additional Information [Text Block]			You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.
Additional Information Phone Number			1-833-928-2684
Additional Information Website			avantisinvestors.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment
Avantis U.S. Mid Cap Equity ETF	$17	0.18%
*The costs of an investment would have been greater had the class been available for a full year.

Expenses Paid, Amount			$ 17
Expense Ratio, Percent			0.18%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Avantis U.S. Mid Cap Equity ETF returned 28.10% for the reporting period ended August 31, 2024.
The fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the Russell Midcap Index.
•	Amid a backdrop of moderating inflation, resilient economic growth, solid earnings results and stable Federal Reserve policy, U.S.mid-cap stocks rallied for the reporting period. Mid-cap stocks broadly outperformed their smaller-cap peers but lagged large caps.
•	The fund’s underweight versus the index to micro- and small-cap stocks, which underperformed, aided fund performance for the period from the fund’s inception through August 31, 2024. A corresponding overweight to mid-cap stocks, which underperformed, weighed on results.
•	The fund’s emphasis on companies with the highest combined profitability and book-to-market characteristics detracted from performance.
•	The fund’s avoidance of real estate investment trusts, which outperformed, weighed on results.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
November 7, 2023 through August 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	Since Inception	Inception Date
Avantis U.S. Mid Cap Equity ETF	28.10%	11/7/23
Regulatory Index
Russell 3000	30.27%	—
Performance Index
Russell Midcap	27.92%	—

Performance Inception Date	Nov. 07, 2023
No Deduction of Taxes [Text Block]			The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]			Visit avantisinvestors.com for more recent performance information.
Net Assets	$ 96,897,220	$ 96,897,220	$ 96,897,220	$ 96,897,220	$ 96,897,220	$ 96,897,220	$ 96,897,220	$ 96,897,220	$ 96,897,220	$ 96,897,220	$ 96,897,220	$ 96,897,220	$ 96,897,220	$ 96,897,220	$ 96,897,220	$ 96,897,220	$ 96,897,220	$ 96,897,220	$ 96,897,220	$ 96,897,220	$ 96,897,220	$ 96,897,220	$ 96,897,220	$ 96,897,220	$ 96,897,220	$ 96,897,220	$ 96,897,220	$ 96,897,220	$ 96,897,220
Holdings Count | holding	521	521	521	521	521	521	521	521	521	521	521	521	521	521	521	521	521	521	521	521	521	521	521	521	521	521	521	521	521
Advisory Fees Paid, Amount			$ 45,661
Investment Company, Portfolio Turnover			3.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Insurance	6%
Short-Term Investments	0.1%	Oil, Gas and Consumable Fuels	6%
Other Assets and Liabilities	0.1%	Capital Markets	5%
		Machinery	5%
		Banks	5%

C000246149 [Member]
Shareholder Report [Line Items]
Fund Name			Avantis U.S. Mid Cap Value ETF
Class Name			Avantis U.S. Mid Cap Value ETF
Trading Symbol			AVMV
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Avantis U.S. Mid Cap Value ETF for the period of November 7, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual			annual shareholder report
Additional Information [Text Block]			You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.
Additional Information Phone Number			1-833-928-2684
Additional Information Website			avantisinvestors.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment
Avantis U.S. Mid Cap Value ETF	$19	0.20%
*The costs of an investment would have been greater had the class been available for a full year.

Expenses Paid, Amount			$ 19
Expense Ratio, Percent			0.20%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Avantis U.S. Mid Cap Value ETF returned 28.81% for the reporting period ended August 31, 2024.
The fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the Russell Midcap Value Index.
•	Amid a backdrop of moderating inflation, resilient economic growth, solid earnings results and stable Federal Reserve policy, U.S.mid-cap stocks rallied for the reporting period. Mid-cap stocks broadly outperformed their smaller-cap peers but lagged large caps. Within the mid-cap universe, the value style generally outpaced the growth style.
•	The fund’s emphasis on companies with the highest profitability characteristics, which outperformed, aided performance for the nearly 10-month period from the fund’s inception through August 31, 2024. An underweight position versus the index to companies in the lowest profitability quartile, which underperformed, also boosted results.
•	Meanwhile, an overweight to companies with the highest book-to-market values and underweight to companies with the lowest book-to-market metrics detracted from results.
•	The fund’s avoidance of real estate investment trusts, which outperformed for the reporting period, weighed on performance.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
November 7, 2023 through August 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	Since Inception	Inception Date
Avantis U.S. Mid Cap Value ETF	28.81%	11/7/23
Regulatory Index
Russell 3000	30.27%	—
Performance Index
Russell Midcap Value	28.59%	—

Performance Inception Date	Nov. 07, 2023
No Deduction of Taxes [Text Block]			The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]			Visit avantisinvestors.com for more recent performance information.
Net Assets	$ 71,586,176	$ 71,586,176	$ 71,586,176	$ 71,586,176	$ 71,586,176	$ 71,586,176	$ 71,586,176	$ 71,586,176	$ 71,586,176	$ 71,586,176	$ 71,586,176	$ 71,586,176	$ 71,586,176	$ 71,586,176	$ 71,586,176	$ 71,586,176	$ 71,586,176	$ 71,586,176	$ 71,586,176	$ 71,586,176	$ 71,586,176	$ 71,586,176	$ 71,586,176	$ 71,586,176	$ 71,586,176	$ 71,586,176	$ 71,586,176	$ 71,586,176	$ 71,586,176
Holdings Count | holding	232	232	232	232	232	232	232	232	232	232	232	232	232	232	232	232	232	232	232	232	232	232	232	232	232	232	232	232	232
Advisory Fees Paid, Amount			$ 36,182
Investment Company, Portfolio Turnover			10.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.7%	Oil, Gas and Consumable Fuels	10%
Short-Term Investments	0.1%	Banks	8%
Other Assets and Liabilities	0.2%	Insurance	8%
		Specialty Retail	6%
		Building Products	5%

C000233056 [Member]
Shareholder Report [Line Items]
Fund Name			Avantis U.S. Small Cap Equity ETF
Class Name			Avantis U.S. Small Cap Equity ETF
Trading Symbol			AVSC
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Avantis U.S. Small Cap Equity ETF for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual			annual shareholder report
Additional Information [Text Block]			You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.
Additional Information Phone Number			1-833-928-2684
Additional Information Website			avantisinvestors.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis U.S. Small Cap Equity ETF	$27	0.25%

Expenses Paid, Amount			$ 27
Expense Ratio, Percent			0.25%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Avantis U.S. Small Cap Equity ETF returned 18.11% for the reporting period ended August 31, 2024.
The fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the Russell 2000 Index.
•	Amid a backdrop of moderating inflation, resilient economic growth, solid earnings results and stable Federal Reserve policy, U.S. small-cap stocks rallied for the reporting period.
•	The fund’s underweight versus the index in companies with the lowest profitability and book-to-market characteristics, which underperformed, aided performance for the 12-month period. Overweighting companies with the highest profitability and book-to-market characteristics, which outperformed, modestly contributed to results.
•	Large overweights to micro- and small-cap stocks, which underperformed, weighed on results for the period.
•	Avoiding real estate investment trusts, which outperformed for the period, modestly detracted from performance.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
January 11, 2022 through August 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
Avantis U.S. Small Cap Equity ETF	18.11%	4.47%	1/11/22
Regulatory Index
Russell 3000	26.14%	7.81%	—
Performance Index
Russell 2000	18.47%	1.90%	—

Performance Inception Date												Jan. 11, 2022
No Deduction of Taxes [Text Block]			The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]			Visit avantisinvestors.com for more recent performance information.
Net Assets	$ 1,312,837,611	$ 1,312,837,611	$ 1,312,837,611	$ 1,312,837,611	$ 1,312,837,611	$ 1,312,837,611	$ 1,312,837,611	$ 1,312,837,611	$ 1,312,837,611	$ 1,312,837,611	$ 1,312,837,611	$ 1,312,837,611	$ 1,312,837,611	$ 1,312,837,611	$ 1,312,837,611	$ 1,312,837,611	$ 1,312,837,611	$ 1,312,837,611	$ 1,312,837,611	$ 1,312,837,611	$ 1,312,837,611	$ 1,312,837,611	$ 1,312,837,611	$ 1,312,837,611	$ 1,312,837,611	$ 1,312,837,611	$ 1,312,837,611	$ 1,312,837,611	$ 1,312,837,611
Holdings Count | holding	1,235	1,235	1,235	1,235	1,235	1,235	1,235	1,235	1,235	1,235	1,235	1,235	1,235	1,235	1,235	1,235	1,235	1,235	1,235	1,235	1,235	1,235	1,235	1,235	1,235	1,235	1,235	1,235	1,235
Advisory Fees Paid, Amount			$ 2,051,854
Investment Company, Portfolio Turnover			5.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.9%	Banks	19%
Rights	0.0%	Oil, Gas and Consumable Fuels	5%
Short-Term Investments	0.8%	Biotechnology	5%
Other Assets and Liabilities	(0.7)%	Machinery	4%
		Insurance	3%

C000214354 [Member]
Shareholder Report [Line Items]
Fund Name			Avantis U.S. Small Cap Value ETF
Class Name			Avantis U.S. Small Cap Value ETF
Trading Symbol			AVUV
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Avantis U.S. Small Cap Value ETF for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual			annual shareholder report
Additional Information [Text Block]			You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.
Additional Information Phone Number			1-833-928-2684
Additional Information Website			avantisinvestors.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis U.S. Small Cap Value ETF	$28	0.25%

Expenses Paid, Amount			$ 28
Expense Ratio, Percent			0.25%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Avantis U.S. Small Cap Value ETF returned 20.24% for the reporting period ended August 31, 2024.
The fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the Russell 2000 Value Index.
•	U.S. stocks rallied for the 12-month period, which was characterized by resilient economic growth, falling Treasury yields, moderating inflation and generally healthy corporate earnings results. Within the small-cap universe, value stocks broadly outperformed their growth-stock counterparts.
•	Against this backdrop, the fund’s focus on companies with the highest combined profitability and book-to-market characteristics contributed to performance. An underweight position versus the index in the lowest profitability and book-to-market companies also boosted results.
•	An overweight position in small- and mid-cap stocks and an underweight in micro-cap stocks aided results. Avoiding real estate investment trusts, which underperformed for the period, also contributed to performance.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
September 24, 2019 through August 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
Avantis U.S. Small Cap Value ETF	20.24%	15.91%	9/24/19
Regulatory Index
Russell 3000	26.14%	15.05%	—
Performance Index
Russell 2000 Value	19.25%	9.38%	—

Performance Inception Date																											Sep. 24, 2019
No Deduction of Taxes [Text Block]			The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]			Visit avantisinvestors.com for more recent performance information.
Net Assets	$ 13,186,674,878	$ 13,186,674,878	$ 13,186,674,878	$ 13,186,674,878	$ 13,186,674,878	$ 13,186,674,878	$ 13,186,674,878	$ 13,186,674,878	$ 13,186,674,878	$ 13,186,674,878	$ 13,186,674,878	$ 13,186,674,878	$ 13,186,674,878	$ 13,186,674,878	$ 13,186,674,878	$ 13,186,674,878	$ 13,186,674,878	$ 13,186,674,878	$ 13,186,674,878	$ 13,186,674,878	$ 13,186,674,878	$ 13,186,674,878	$ 13,186,674,878	$ 13,186,674,878	$ 13,186,674,878	$ 13,186,674,878	$ 13,186,674,878	$ 13,186,674,878	$ 13,186,674,878
Holdings Count | holding	737	737	737	737	737	737	737	737	737	737	737	737	737	737	737	737	737	737	737	737	737	737	737	737	737	737	737	737	737
Advisory Fees Paid, Amount			$ 24,182,002
Investment Company, Portfolio Turnover			4.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Banks	19%
Short-Term Investments	0.1%	Oil, Gas and Consumable Fuels	11%
Other Assets and Liabilities	0.1%	Financial Services	4%
		Specialty Retail	4%
		Energy Equipment and Services	4%

C000221281 [Member]
Shareholder Report [Line Items]
Fund Name			Avantis Core Fixed Income Fund
Class Name			Institutional Class
Trading Symbol			AVIGX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Avantis Core Fixed Income Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual			annual shareholder report
Additional Information [Text Block]			You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.
Additional Information Phone Number			1-833-928-2684
Additional Information Website			avantisinvestors.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$16	0.15%

Expenses Paid, Amount			$ 16
Expense Ratio, Percent			0.15%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Avantis Core Fixed Income Fund Institutional Class returned 7.57% for the reporting period ended August 31, 2024.
The fund seeks to maximize total return. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. Aggregate Bond Index.
•	Treasury yields declined and inflation moderated for the 12-month period, which supported widespread gains across the U.S. fixed-income market. Corporate bonds generally outperformed the broad market, as economic growth and corporate earnings remained resilient and credit spreads tightened.
•	Yield curve positioning and asset allocation were the primary drivers of fund performance. The fund maintained a duration position in line with the benchmark’s.
•	The fund’s overweight to the corporate sector aided performance as credit spreads tightened during the 12-month period.
•	The fund’s positioning on the yield curve and exposure to bonds with higher carry and roll-down also contributed to performance.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
February 24, 2021 through August 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
Institutional Class	7.57%	-1.60%	2/24/21
Bloomberg U.S. Aggregate Bond	7.30%	-1.37%	—

Performance Inception Date																	Feb. 24, 2021
No Deduction of Taxes [Text Block]			The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]			Visit avantisinvestors.com for more recent performance information.
Net Assets	$ 64,272,467	$ 64,272,467	$ 64,272,467	$ 64,272,467	$ 64,272,467	$ 64,272,467	$ 64,272,467	$ 64,272,467	$ 64,272,467	$ 64,272,467	$ 64,272,467	$ 64,272,467	$ 64,272,467	$ 64,272,467	$ 64,272,467	$ 64,272,467	$ 64,272,467	$ 64,272,467	$ 64,272,467	$ 64,272,467	$ 64,272,467	$ 64,272,467	$ 64,272,467	$ 64,272,467	$ 64,272,467	$ 64,272,467	$ 64,272,467	$ 64,272,467	$ 64,272,467
Holdings Count | holding	343	343	343	343	343	343	343	343	343	343	343	343	343	343	343	343	343	343	343	343	343	343	343	343	343	343	343	343	343
Advisory Fees Paid, Amount			$ 8,624
Investment Company, Portfolio Turnover			325.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	61.8%
U.S. Treasury Securities	24.6%
U.S. Government Agency Mortgage-Backed Securities	19.0%
U.S. Government Agency Securities	1.5%
Sovereign Governments and Agencies	1.0%
Short-Term Investments	12.1%
Other Assets and Liabilities	(20.0)%

C000226122 [Member]
Shareholder Report [Line Items]
Fund Name			Avantis Core Fixed Income Fund
Class Name			G Class
Trading Symbol			AVBNX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Avantis Core Fixed Income Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual			annual shareholder report
Additional Information [Text Block]			You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.
Additional Information Phone Number			1-833-928-2684
Additional Information Website			avantisinvestors.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$0	0.00%

Expenses Paid, Amount			$ 0
Expense Ratio, Percent			0.00%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Avantis Core Fixed Income Fund G Class returned 7.73% for the reporting period ended August 31, 2024.
The fund seeks to maximize total return. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. Aggregate Bond Index.
•	Treasury yields declined and inflation moderated for the 12-month period, which supported widespread gains across the U.S. fixed-income market. Corporate bonds generally outperformed the broad market, as economic growth and corporate earnings remained resilient and credit spreads tightened.
•	Yield curve positioning and asset allocation were the primary drivers of fund performance. The fund maintained a duration position in line with the benchmark’s.
•	The fund’s overweight to the corporate sector aided performance as credit spreads tightened during the 12-month period.
•	The fund’s positioning on the yield curve and exposure to bonds with higher carry and roll-down also contributed to performance.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
February 24, 2021 through August 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
G Class	7.73%	-1.42%	2/24/21
Bloomberg U.S. Aggregate Bond	7.30%	-1.37%	—

Performance Inception Date																	Feb. 24, 2021
No Deduction of Taxes [Text Block]			The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]			Visit avantisinvestors.com for more recent performance information.
Net Assets	$ 64,272,467	$ 64,272,467	$ 64,272,467	$ 64,272,467	$ 64,272,467	$ 64,272,467	$ 64,272,467	$ 64,272,467	$ 64,272,467	$ 64,272,467	$ 64,272,467	$ 64,272,467	$ 64,272,467	$ 64,272,467	$ 64,272,467	$ 64,272,467	$ 64,272,467	$ 64,272,467	$ 64,272,467	$ 64,272,467	$ 64,272,467	$ 64,272,467	$ 64,272,467	$ 64,272,467	$ 64,272,467	$ 64,272,467	$ 64,272,467	$ 64,272,467	$ 64,272,467
Holdings Count | holding	343	343	343	343	343	343	343	343	343	343	343	343	343	343	343	343	343	343	343	343	343	343	343	343	343	343	343	343	343
Advisory Fees Paid, Amount			$ 8,624
Investment Company, Portfolio Turnover			325.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	61.8%
U.S. Treasury Securities	24.6%
U.S. Government Agency Mortgage-Backed Securities	19.0%
U.S. Government Agency Securities	1.5%
Sovereign Governments and Agencies	1.0%
Short-Term Investments	12.1%
Other Assets and Liabilities	(20.0)%

C000214357 [Member]
Shareholder Report [Line Items]
Fund Name			Avantis Emerging Markets Equity Fund
Class Name			Institutional Class
Trading Symbol			AVEEX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Avantis Emerging Markets Equity Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual			annual shareholder report
Additional Information [Text Block]			You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.
Additional Information Phone Number			1-833-928-2684
Additional Information Website			avantisinvestors.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$36	0.33%

Expenses Paid, Amount			$ 36
Expense Ratio, Percent			0.33%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Avantis Emerging Markets Equity Fund Institutional Class returned 18.01% for the reporting period ended August 31, 2024.
The fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the MSCI Emerging Markets IMI.
•	Against a backdrop of modest global growth and moderating global inflation, emerging markets (EM) stocks rallied for the 12-month period but lagged developed markets stocks. Within the EM universe, the value style broadly outperformed growth.
•	The fund’s overweight versus the index in companies with the highest profitability and book-to-market characteristics, which outperformed, contributed to performance. An underweight to companies with the lowest profitability and book-to-market characteristics, which underperformed, also aided results.
•	The fund’s underweight to mega-cap stocks, which outperformed for the period, detracted from results. Additionally, overweight exposure to mid- and smaller-cap stocks weighed on performance.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
December 4, 2019 through August 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
Institutional Class	18.01%	6.68%	12/4/19
MSCI Emerging Markets IMI	15.22%	4.74%	—

Performance Inception Date																									Dec. 04, 2019
No Deduction of Taxes [Text Block]			The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]			Visit avantisinvestors.com for more recent performance information.
Net Assets	$ 481,783,444	$ 481,783,444	$ 481,783,444	$ 481,783,444	$ 481,783,444	$ 481,783,444	$ 481,783,444	$ 481,783,444	$ 481,783,444	$ 481,783,444	$ 481,783,444	$ 481,783,444	$ 481,783,444	$ 481,783,444	$ 481,783,444	$ 481,783,444	$ 481,783,444	$ 481,783,444	$ 481,783,444	$ 481,783,444	$ 481,783,444	$ 481,783,444	$ 481,783,444	$ 481,783,444	$ 481,783,444	$ 481,783,444	$ 481,783,444	$ 481,783,444	$ 481,783,444
Holdings Count | holding	3,185	3,185	3,185	3,185	3,185	3,185	3,185	3,185	3,185	3,185	3,185	3,185	3,185	3,185	3,185	3,185	3,185	3,185	3,185	3,185	3,185	3,185	3,185	3,185	3,185	3,185	3,185	3,185	3,185
Advisory Fees Paid, Amount			$ 1,137,338
Investment Company, Portfolio Turnover			10.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	100.2%	India	23%
Warrants	0.0%	China	22%
Rights	0.0%	Taiwan	21%
Short-Term Investments	1.6%	South Korea	13%
Other Assets and Liabilities	(1.8)%	Brazil	5%

C000226120 [Member]
Shareholder Report [Line Items]
Fund Name			Avantis Emerging Markets Equity Fund
Class Name			G Class
Trading Symbol			AVENX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Avantis Emerging Markets Equity Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual			annual shareholder report
Additional Information [Text Block]			You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.
Additional Information Phone Number			1-833-928-2684
Additional Information Website			avantisinvestors.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$0	0.00%

Expenses Paid, Amount			$ 0
Expense Ratio, Percent			0.00%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Avantis Emerging Markets Equity Fund G Class returned 18.36% for the reporting period ended August 31, 2024.
The fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the MSCI Emerging Markets IMI.
•	Against a backdrop of modest global growth and moderating global inflation, emerging markets (EM) stocks rallied for the 12-month period but lagged developed markets stocks. Within the EM universe, the value style broadly outperformed growth.
•	The fund’s overweight versus the index in companies with the highest profitability and book-to-market characteristics, which outperformed, contributed to performance. An underweight to companies with the lowest profitability and book-to-market characteristics, which underperformed, also aided results.
•	The fund’s underweight to mega-cap stocks, which outperformed for the period, detracted from results. Additionally, overweight exposure to mid- and smaller-cap stocks weighed on performance.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
January 20, 2021 through August 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
G Class	18.36%	0.72%	1/20/21
MSCI Emerging Markets IMI	15.22%	-2.74%	—

Performance Inception Date																		Jan. 20, 2021
No Deduction of Taxes [Text Block]			The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]			Visit avantisinvestors.com for more recent performance information.
Net Assets	$ 481,783,444	$ 481,783,444	$ 481,783,444	$ 481,783,444	$ 481,783,444	$ 481,783,444	$ 481,783,444	$ 481,783,444	$ 481,783,444	$ 481,783,444	$ 481,783,444	$ 481,783,444	$ 481,783,444	$ 481,783,444	$ 481,783,444	$ 481,783,444	$ 481,783,444	$ 481,783,444	$ 481,783,444	$ 481,783,444	$ 481,783,444	$ 481,783,444	$ 481,783,444	$ 481,783,444	$ 481,783,444	$ 481,783,444	$ 481,783,444	$ 481,783,444	$ 481,783,444
Holdings Count | holding	3,185	3,185	3,185	3,185	3,185	3,185	3,185	3,185	3,185	3,185	3,185	3,185	3,185	3,185	3,185	3,185	3,185	3,185	3,185	3,185	3,185	3,185	3,185	3,185	3,185	3,185	3,185	3,185	3,185
Advisory Fees Paid, Amount			$ 1,137,338
Investment Company, Portfolio Turnover			10.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	100.2%	India	23%
Warrants	0.0%	China	22%
Rights	0.0%	Taiwan	21%
Short-Term Investments	1.6%	South Korea	13%
Other Assets and Liabilities	(1.8)%	Brazil	5%

C000214358 [Member]
Shareholder Report [Line Items]
Fund Name			Avantis International Equity Fund
Class Name			Institutional Class
Trading Symbol			AVDEX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Avantis International Equity Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual			annual shareholder report
Additional Information [Text Block]			You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.
Additional Information Phone Number			1-833-928-2684
Additional Information Website			avantisinvestors.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$25	0.23%

Expenses Paid, Amount			$ 25
Expense Ratio, Percent			0.23%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Avantis International Equity Fund Institutional Class returned 18.99% for the reporting period ended August 31, 2024.
The fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the MSCI World ex USA IMI.
•	Non-U.S. developed markets stocks rallied for the 12-month period, which was characterized by weak global growth, falling interest rates, moderating inflation and resilient corporate earnings results. Large-cap stocks generally fared better than small caps, and value broadly outpaced growth.
•	Performance across book-to-market and profitability quartiles was mixed. The fund’s underweight versus the index in companies with the lowest combined profitability and book-to-market characteristics contributed to performance. The fund's overweight to the highest profitability and book-to-market companies detracted from results.
•	Avoiding real estate investment trusts, which underperformed for the period, modestly aided results.
•	The fund’s underweight to mega-cap stocks, which outperformed for the period, detracted from performance. Additionally, overweights to mid- and small-cap stocks, which underperformed, weighed on results.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
December 4, 2019 through August 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
Institutional Class	18.99%	7.84%	12/4/19
MSCI World ex USA IMI	18.80%	7.30%	—

Performance Inception Date																									Dec. 04, 2019
No Deduction of Taxes [Text Block]			The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]			Visit avantisinvestors.com for more recent performance information.
Net Assets	$ 253,631,063	$ 253,631,063	$ 253,631,063	$ 253,631,063	$ 253,631,063	$ 253,631,063	$ 253,631,063	$ 253,631,063	$ 253,631,063	$ 253,631,063	$ 253,631,063	$ 253,631,063	$ 253,631,063	$ 253,631,063	$ 253,631,063	$ 253,631,063	$ 253,631,063	$ 253,631,063	$ 253,631,063	$ 253,631,063	$ 253,631,063	$ 253,631,063	$ 253,631,063	$ 253,631,063	$ 253,631,063	$ 253,631,063	$ 253,631,063	$ 253,631,063	$ 253,631,063
Holdings Count | holding	2,909	2,909	2,909	2,909	2,909	2,909	2,909	2,909	2,909	2,909	2,909	2,909	2,909	2,909	2,909	2,909	2,909	2,909	2,909	2,909	2,909	2,909	2,909	2,909	2,909	2,909	2,909	2,909	2,909
Advisory Fees Paid, Amount			$ 479,898
Investment Company, Portfolio Turnover			10.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.0%	Japan	22%
Rights	0.0%	United Kingdom	13%
Warrants	0.0%	Canada	10%
Short-Term Investments	3.3%	France	9%
Other Assets and Liabilities	(2.3)%	Switzerland	8%

C000226121 [Member]
Shareholder Report [Line Items]
Fund Name			Avantis International Equity Fund
Class Name			G Class
Trading Symbol			AVDNX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Avantis International Equity Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual			annual shareholder report
Additional Information [Text Block]			You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.
Additional Information Phone Number			1-833-928-2684
Additional Information Website			avantisinvestors.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$0	0.00%

Expenses Paid, Amount			$ 0
Expense Ratio, Percent			0.00%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Avantis International Equity Fund G Class returned 19.14% for the reporting period ended August 31, 2024.
The fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the MSCI World ex USA IMI.
•	Non-U.S. developed markets stocks rallied for the 12-month period, which was characterized by weak global growth, falling interest rates, moderating inflation and resilient corporate earnings results. Large-cap stocks generally fared better than small caps, and value broadly outpaced growth.
•	Performance across book-to-market and profitability quartiles was mixed. The fund’s underweight versus the index in companies with the lowest combined profitability and book-to-market characteristics contributed to performance. The fund's overweight to the highest profitability and book-to-market companies detracted from results.
•	Avoiding real estate investment trusts, which underperformed for the period, modestly aided results.
•	The fund’s underweight to mega-cap stocks, which outperformed for the period, detracted from performance. Additionally, overweights to mid- and small-cap stocks, which underperformed, weighed on results.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
January 20, 2021 through August 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
G Class	19.14%	6.30%	1/20/21
MSCI World ex USA IMI	18.80%	5.47%	—

Performance Inception Date																		Jan. 20, 2021
No Deduction of Taxes [Text Block]			The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]			Visit avantisinvestors.com for more recent performance information.
Net Assets	$ 253,631,063	$ 253,631,063	$ 253,631,063	$ 253,631,063	$ 253,631,063	$ 253,631,063	$ 253,631,063	$ 253,631,063	$ 253,631,063	$ 253,631,063	$ 253,631,063	$ 253,631,063	$ 253,631,063	$ 253,631,063	$ 253,631,063	$ 253,631,063	$ 253,631,063	$ 253,631,063	$ 253,631,063	$ 253,631,063	$ 253,631,063	$ 253,631,063	$ 253,631,063	$ 253,631,063	$ 253,631,063	$ 253,631,063	$ 253,631,063	$ 253,631,063	$ 253,631,063
Holdings Count | holding	2,909	2,909	2,909	2,909	2,909	2,909	2,909	2,909	2,909	2,909	2,909	2,909	2,909	2,909	2,909	2,909	2,909	2,909	2,909	2,909	2,909	2,909	2,909	2,909	2,909	2,909	2,909	2,909	2,909
Advisory Fees Paid, Amount			$ 479,898
Investment Company, Portfolio Turnover			10.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.0%	Japan	22%
Rights	0.0%	United Kingdom	13%
Warrants	0.0%	Canada	10%
Short-Term Investments	3.3%	France	9%
Other Assets and Liabilities	(2.3)%	Switzerland	8%

C000214350 [Member]
Shareholder Report [Line Items]
Fund Name			Avantis International Small Cap Value Fund
Class Name			Institutional Class
Trading Symbol			AVDVX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Avantis International Small Cap Value Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual			annual shareholder report
Additional Information [Text Block]			You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.
Additional Information Phone Number			1-833-928-2684
Additional Information Website			avantisinvestors.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$40	0.36%

Expenses Paid, Amount			$ 40
Expense Ratio, Percent			0.36%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Avantis International Small Cap Value Fund Institutional Class returned 20.77% for the reporting period ended August 31, 2024.
The fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the MSCI World ex USA Small Cap Index.
•	Non-U.S. developed markets stocks rallied for the 12-month period, which was characterized by weak global growth, falling interest rates, moderating inflation and resilient corporate earnings results. Within the small-cap universe, value stocks broadly outperformed growth stocks.
•	The fund’s emphasis on companies with the highest profitability and book-to-market characteristics, which outperformed, contributed to performance. An underweight position versus the index in companies with the lowest profitability and book-to-market traits, which underperformed, also aided results.
•	Additionally, avoiding real estate investment trusts, which underperformed for the period, lifted results.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
December 4, 2019 through August 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
Institutional Class	20.77%	9.07%	12/4/19
Regulatory Index
MSCI World ex USA	19.45%	7.66%	—
Performance Index
MSCI World ex USA Small Cap	14.76%	5.17%	—

Performance Inception Date																									Dec. 04, 2019
No Deduction of Taxes [Text Block]			The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]			Visit avantisinvestors.com for more recent performance information.
Net Assets	$ 367,593,715	$ 367,593,715	$ 367,593,715	$ 367,593,715	$ 367,593,715	$ 367,593,715	$ 367,593,715	$ 367,593,715	$ 367,593,715	$ 367,593,715	$ 367,593,715	$ 367,593,715	$ 367,593,715	$ 367,593,715	$ 367,593,715	$ 367,593,715	$ 367,593,715	$ 367,593,715	$ 367,593,715	$ 367,593,715	$ 367,593,715	$ 367,593,715	$ 367,593,715	$ 367,593,715	$ 367,593,715	$ 367,593,715	$ 367,593,715	$ 367,593,715	$ 367,593,715
Holdings Count | holding	1,371	1,371	1,371	1,371	1,371	1,371	1,371	1,371	1,371	1,371	1,371	1,371	1,371	1,371	1,371	1,371	1,371	1,371	1,371	1,371	1,371	1,371	1,371	1,371	1,371	1,371	1,371	1,371	1,371
Advisory Fees Paid, Amount			$ 1,063,791
Investment Company, Portfolio Turnover			26.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.5%	Japan	31%
Warrants	0.0%	United Kingdom	14%
Rights	0.0%	Canada	10%
Short-Term Investments	3.5%	Australia	8%
Other Assets and Liabilities	(2.0)%	Sweden	5%

C000226117 [Member]
Shareholder Report [Line Items]
Fund Name			Avantis International Small Cap Value Fund
Class Name			G Class
Trading Symbol			AVANX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Avantis International Small Cap Value Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual			annual shareholder report
Additional Information [Text Block]			You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.
Additional Information Phone Number			1-833-928-2684
Additional Information Website			avantisinvestors.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$0	0.00%

Expenses Paid, Amount			$ 0
Expense Ratio, Percent			0.00%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Avantis International Small Cap Value Fund G Class returned 21.16% for the reporting period ended August 31, 2024.
The fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the MSCI World ex USA Small Cap Index.
•	Non-U.S. developed markets stocks rallied for the 12-month period, which was characterized by weak global growth, falling interest rates, moderating inflation and resilient corporate earnings results. Within the small-cap universe, value stocks broadly outperformed growth stocks.
•	The fund’s emphasis on companies with the highest profitability and book-to-market characteristics, which outperformed, contributed to performance. An underweight position versus the index in companies with the lowest profitability and book-to-market traits, which underperformed, also aided results.
•	Additionally, avoiding real estate investment trusts, which underperformed for the period, lifted results.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
January 20, 2021 through August 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
G Class	21.16%	8.17%	1/20/21
Regulatory Index
MSCI World ex USA	19.45%	6.16%	—
Performance Index
MSCI World ex USA Small Cap	14.76%	1.46%	—

Performance Inception Date																		Jan. 20, 2021
No Deduction of Taxes [Text Block]			The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]			Visit avantisinvestors.com for more recent performance information.
Net Assets	$ 367,593,715	$ 367,593,715	$ 367,593,715	$ 367,593,715	$ 367,593,715	$ 367,593,715	$ 367,593,715	$ 367,593,715	$ 367,593,715	$ 367,593,715	$ 367,593,715	$ 367,593,715	$ 367,593,715	$ 367,593,715	$ 367,593,715	$ 367,593,715	$ 367,593,715	$ 367,593,715	$ 367,593,715	$ 367,593,715	$ 367,593,715	$ 367,593,715	$ 367,593,715	$ 367,593,715	$ 367,593,715	$ 367,593,715	$ 367,593,715	$ 367,593,715	$ 367,593,715
Holdings Count | holding	1,371	1,371	1,371	1,371	1,371	1,371	1,371	1,371	1,371	1,371	1,371	1,371	1,371	1,371	1,371	1,371	1,371	1,371	1,371	1,371	1,371	1,371	1,371	1,371	1,371	1,371	1,371	1,371	1,371
Advisory Fees Paid, Amount			$ 1,063,791
Investment Company, Portfolio Turnover			26.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.5%	Japan	31%
Warrants	0.0%	United Kingdom	14%
Rights	0.0%	Canada	10%
Short-Term Investments	3.5%	Australia	8%
Other Assets and Liabilities	(2.0)%	Sweden	5%

C000221283 [Member]
Shareholder Report [Line Items]
Fund Name			Avantis Short-Term Fixed Income Fund
Class Name			Institutional Class
Trading Symbol			AVSFX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Avantis Short-Term Fixed Income Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual			annual shareholder report
Additional Information [Text Block]			You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.
Additional Information Phone Number			1-833-928-2684
Additional Information Website			avantisinvestors.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$16	0.15%

Expenses Paid, Amount			$ 16
Expense Ratio, Percent			0.15%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Avantis Short-Term Fixed Income Fund Institutional Class returned 6.71% for the reporting period ended August 31, 2024.
The fund seeks to maximize total return. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. Government/Credit 1-5 Year Index.
•	Treasury yields declined and inflation moderated for the 12-month period, which supported widespread gains across the U.S. fixed-income market. However, credit spread performance was somewhat mixed among short-dated corporate bonds. Credit spreads widened for bonds with less than two years to maturity and tightened for bonds with maturities between three to five years.
•	Duration positioning and asset allocation were the primary drivers of fund performance.
•	The fund’s overweight versus the benchmark to the corporate sector aided performance. The fund’s positioning on the yield curve across various maturities also contributed to performance.
•	To maintain exposure to the bonds with highest carry and roll-down, the fund maintained a duration slightly shorter than the benchmark’s. This detracted from performance.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
February 24, 2021 through August 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
Institutional Class	6.71%	0.64%	2/24/21
Regulatory Index
Bloomberg U.S. Aggregate Bond	7.30%	-1.37%	—
Performance Index
Bloomberg U.S. Government/Credit 1-5 Year	6.67%	0.51%	—

Performance Inception Date																	Feb. 24, 2021
No Deduction of Taxes [Text Block]			The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]			Visit avantisinvestors.com for more recent performance information.
Net Assets	$ 12,709,716	$ 12,709,716	$ 12,709,716	$ 12,709,716	$ 12,709,716	$ 12,709,716	$ 12,709,716	$ 12,709,716	$ 12,709,716	$ 12,709,716	$ 12,709,716	$ 12,709,716	$ 12,709,716	$ 12,709,716	$ 12,709,716	$ 12,709,716	$ 12,709,716	$ 12,709,716	$ 12,709,716	$ 12,709,716	$ 12,709,716	$ 12,709,716	$ 12,709,716	$ 12,709,716	$ 12,709,716	$ 12,709,716	$ 12,709,716	$ 12,709,716	$ 12,709,716
Holdings Count | holding	161	161	161	161	161	161	161	161	161	161	161	161	161	161	161	161	161	161	161	161	161	161	161	161	161	161	161	161	161
Advisory Fees Paid, Amount			$ 12,737
Investment Company, Portfolio Turnover			44.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	73.9%
U.S. Treasury Securities	19.7%
U.S. Government Agency Securities	3.0%
Short-Term Investments	2.0%
Other Assets and Liabilities	1.4%

C000226124 [Member]
Shareholder Report [Line Items]
Fund Name			Avantis Short-Term Fixed Income Fund
Class Name			G Class
Trading Symbol			AVGNX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Avantis Short-Term Fixed Income Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual			annual shareholder report
Additional Information [Text Block]			You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.
Additional Information Phone Number			1-833-928-2684
Additional Information Website			avantisinvestors.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$0	0.00%

Expenses Paid, Amount			$ 0
Expense Ratio, Percent			0.00%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Avantis Short-Term Fixed Income Fund G Class returned 6.87% for the reporting period ended August 31, 2024.
The fund seeks to maximize total return. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. Government/Credit 1-5 Year Index.
•	Treasury yields declined and inflation moderated for the 12-month period, which supported widespread gains across the U.S. fixed-income market. However, credit spread performance was somewhat mixed among short-dated corporate bonds. Credit spreads widened for bonds with less than two years to maturity and tightened for bonds with maturities between three to five years.
•	Duration positioning and asset allocation were the primary drivers of fund performance.
•	The fund’s overweight versus the benchmark to the corporate sector aided performance. The fund’s positioning on the yield curve across various maturities also contributed to performance.
•	To maintain exposure to the bonds with highest carry and roll-down, the fund maintained a duration slightly shorter than the benchmark’s. This detracted from performance.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
February 24, 2021 through August 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
G Class	6.87%	0.79%	2/24/21
Regulatory Index
Bloomberg U.S. Aggregate Bond	7.30%	-1.37%	—
Performance Index
Bloomberg U.S. Government/Credit 1-5 Year	6.67%	0.51%	—

Performance Inception Date																	Feb. 24, 2021
No Deduction of Taxes [Text Block]			The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]			Visit avantisinvestors.com for more recent performance information.
Net Assets	$ 12,709,716	$ 12,709,716	$ 12,709,716	$ 12,709,716	$ 12,709,716	$ 12,709,716	$ 12,709,716	$ 12,709,716	$ 12,709,716	$ 12,709,716	$ 12,709,716	$ 12,709,716	$ 12,709,716	$ 12,709,716	$ 12,709,716	$ 12,709,716	$ 12,709,716	$ 12,709,716	$ 12,709,716	$ 12,709,716	$ 12,709,716	$ 12,709,716	$ 12,709,716	$ 12,709,716	$ 12,709,716	$ 12,709,716	$ 12,709,716	$ 12,709,716	$ 12,709,716
Holdings Count | holding	161	161	161	161	161	161	161	161	161	161	161	161	161	161	161	161	161	161	161	161	161	161	161	161	161	161	161	161	161
Advisory Fees Paid, Amount			$ 12,737
Investment Company, Portfolio Turnover			44.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	73.9%
U.S. Treasury Securities	19.7%
U.S. Government Agency Securities	3.0%
Short-Term Investments	2.0%
Other Assets and Liabilities	1.4%

C000214355 [Member]
Shareholder Report [Line Items]
Fund Name			Avantis U.S. Equity Fund
Class Name			Institutional Class
Trading Symbol			AVUSX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Avantis U.S. Equity Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual			annual shareholder report
Additional Information [Text Block]			You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.
Additional Information Phone Number			1-833-928-2684
Additional Information Website			avantisinvestors.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$17	0.15%

Expenses Paid, Amount			$ 17
Expense Ratio, Percent			0.15%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Avantis U.S. Equity Fund Institutional Class returned 23.72% for the reporting period ended August 31, 2024.
The fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the Russell 3000 Index.
•	U.S. stocks rallied for the 12-month period, which was characterized by resilient economic growth, falling Treasury yields, moderating inflation and generally healthy corporate earnings results. Within the U.S. market, stocks of companies with the largest market capitalizations broadly outperformed their smaller peers, while growth and value styles were mixed.
•	Against this backdrop, the fund’s underweight versus the index in mega-cap stocks, which outperformed, weighed on results. Overweight positions in large-, mid-, small- and micro-cap stocks also detracted from results.
•	The fund’s sector weightings modestly detracted, largely due to an overweight to energy and an underweight to information technology.
•	The fund’s underweight to companies with the lowest profitability and book-to-market characteristics and overweight to companies with the highest profitability and book-to-market traits aided performance. Avoiding real estate investment trusts, which underperformed for the period, modestly boosted results.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
December 4, 2019 through August 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
Institutional Class	23.72%	14.37%	12/4/19
Russell 3000	26.14%	14.44%	—

Performance Inception Date																									Dec. 04, 2019
No Deduction of Taxes [Text Block]			The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]			Visit avantisinvestors.com for more recent performance information.
Net Assets	$ 745,829,311	$ 745,829,311	$ 745,829,311	$ 745,829,311	$ 745,829,311	$ 745,829,311	$ 745,829,311	$ 745,829,311	$ 745,829,311	$ 745,829,311	$ 745,829,311	$ 745,829,311	$ 745,829,311	$ 745,829,311	$ 745,829,311	$ 745,829,311	$ 745,829,311	$ 745,829,311	$ 745,829,311	$ 745,829,311	$ 745,829,311	$ 745,829,311	$ 745,829,311	$ 745,829,311	$ 745,829,311	$ 745,829,311	$ 745,829,311	$ 745,829,311	$ 745,829,311
Holdings Count | holding	1,899	1,899	1,899	1,899	1,899	1,899	1,899	1,899	1,899	1,899	1,899	1,899	1,899	1,899	1,899	1,899	1,899	1,899	1,899	1,899	1,899	1,899	1,899	1,899	1,899	1,899	1,899	1,899	1,899
Advisory Fees Paid, Amount			$ 921,762
Investment Company, Portfolio Turnover			10.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Semiconductors and Semiconductor Equipment	7%
Rights	0.0%	Oil, Gas and Consumable Fuels	7%
Escrow Interests	0.0%	Software	6%
Short-Term Investments	0.1%	Banks	6%
Other Assets and Liabilities	0.1%	Technology Hardware, Storage and Peripherals	5%

C000226118 [Member]
Shareholder Report [Line Items]
Fund Name			Avantis U.S. Equity Fund
Class Name			G Class
Trading Symbol			AVUNX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Avantis U.S. Equity Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual			annual shareholder report
Additional Information [Text Block]			You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.
Additional Information Phone Number			1-833-928-2684
Additional Information Website			avantisinvestors.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$0	0.00%

Expenses Paid, Amount			$ 0
Expense Ratio, Percent			0.00%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Avantis U.S. Equity Fund G Class returned 23.88% for the reporting period ended August 31, 2024.
The fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the Russell 3000 Index.
•	U.S. stocks rallied for the 12-month period, which was characterized by resilient economic growth, falling Treasury yields, moderating inflation and generally healthy corporate earnings results. Within the U.S. market, stocks of companies with the largest market capitalizations broadly outperformed their smaller peers, while growth and value styles were mixed.
•	Against this backdrop, the fund’s underweight versus the index in mega-cap stocks, which outperformed, weighed on results. Overweight positions in large-, mid-, small- and micro-cap stocks also detracted from results.
•	The fund’s sector weightings modestly detracted, largely due to an overweight to energy and an underweight to information technology.
•	The fund’s underweight to companies with the lowest profitability and book-to-market characteristics and overweight to companies with the highest profitability and book-to-market traits aided performance. Avoiding real estate investment trusts, which underperformed for the period, modestly boosted results.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
January 20, 2021 through August 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
G Class	23.88%	11.23%	1/20/21
Russell 3000	26.14%	11.08%	—

Performance Inception Date																		Jan. 20, 2021
No Deduction of Taxes [Text Block]			The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]			Visit avantisinvestors.com for more recent performance information.
Net Assets	$ 745,829,311	$ 745,829,311	$ 745,829,311	$ 745,829,311	$ 745,829,311	$ 745,829,311	$ 745,829,311	$ 745,829,311	$ 745,829,311	$ 745,829,311	$ 745,829,311	$ 745,829,311	$ 745,829,311	$ 745,829,311	$ 745,829,311	$ 745,829,311	$ 745,829,311	$ 745,829,311	$ 745,829,311	$ 745,829,311	$ 745,829,311	$ 745,829,311	$ 745,829,311	$ 745,829,311	$ 745,829,311	$ 745,829,311	$ 745,829,311	$ 745,829,311	$ 745,829,311
Holdings Count | holding	1,899	1,899	1,899	1,899	1,899	1,899	1,899	1,899	1,899	1,899	1,899	1,899	1,899	1,899	1,899	1,899	1,899	1,899	1,899	1,899	1,899	1,899	1,899	1,899	1,899	1,899	1,899	1,899	1,899
Advisory Fees Paid, Amount			$ 921,762
Investment Company, Portfolio Turnover			10.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Semiconductors and Semiconductor Equipment	7%
Rights	0.0%	Oil, Gas and Consumable Fuels	7%
Escrow Interests	0.0%	Software	6%
Short-Term Investments	0.1%	Banks	6%
Other Assets and Liabilities	0.1%	Technology Hardware, Storage and Peripherals	5%

C000236476 [Member]
Shareholder Report [Line Items]
Fund Name			Avantis U.S. Large Cap Value Fund
Class Name			Institutional Class
Trading Symbol			AVLVX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Avantis U.S. Large Cap Value Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual			annual shareholder report
Additional Information [Text Block]			You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.
Additional Information Phone Number			1-833-928-2684
Additional Information Website			avantisinvestors.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$17	0.15%

Expenses Paid, Amount			$ 17
Expense Ratio, Percent			0.15%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Avantis U.S. Large Cap Value Fund Institutional Class returned 21.77% for the reporting period ended August 31, 2024.
The fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the Russell 1000 Value Index.
• U.S. stocks rallied for the 12-month period, which was characterized by resilient economic growth, falling Treasury yields, moderating inflation and generally healthy corporate earnings results. Within the large-cap universe, growth stocks broadly outperformed value stocks.
• The fund focuses on companies with more attractive combined profitability and book-to-market characteristics in the large-cap universe. While results were mixed across this spectrum, names with better combined characteristics generally outperformed, contributing to the fund’s performance.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
June 21, 2022 through August 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
Institutional Class	21.77%	18.01%	6/21/22
Regulatory Index
Russell 1000	26.60%	21.88%	—
Performance Index
Russell 1000 Value	21.15%	15.31%	—

Performance Inception Date									Jun. 21, 2022
No Deduction of Taxes [Text Block]			The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]			Visit avantisinvestors.com for more recent performance information.
Net Assets	$ 298,573,503	$ 298,573,503	$ 298,573,503	$ 298,573,503	$ 298,573,503	$ 298,573,503	$ 298,573,503	$ 298,573,503	$ 298,573,503	$ 298,573,503	$ 298,573,503	$ 298,573,503	$ 298,573,503	$ 298,573,503	$ 298,573,503	$ 298,573,503	$ 298,573,503	$ 298,573,503	$ 298,573,503	$ 298,573,503	$ 298,573,503	$ 298,573,503	$ 298,573,503	$ 298,573,503	$ 298,573,503	$ 298,573,503	$ 298,573,503	$ 298,573,503	$ 298,573,503
Holdings Count | holding	278	278	278	278	278	278	278	278	278	278	278	278	278	278	278	278	278	278	278	278	278	278	278	278	278	278	278	278	278
Advisory Fees Paid, Amount			$ 314,903
Investment Company, Portfolio Turnover			17.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.5%	Oil, Gas and Consumable Fuels	12%
Short-Term Investments	0.7%	Banks	7%
Other Assets and Liabilities	(0.2)%	Consumer Staples Distribution & Retail	7%
		Insurance	6%
		Interactive Media and Services	5%

C000236477 [Member]
Shareholder Report [Line Items]
Fund Name			Avantis U.S. Large Cap Value Fund
Class Name			G Class
Trading Symbol			ALCEX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Avantis U.S. Large Cap Value Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual			annual shareholder report
Additional Information [Text Block]			You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.
Additional Information Phone Number			1-833-928-2684
Additional Information Website			avantisinvestors.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$0	0.00%

Expenses Paid, Amount			$ 0
Expense Ratio, Percent			0.00%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Avantis U.S. Large Cap Value Fund G Class returned 21.94% for the reporting period ended August 31, 2024.
The fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the Russell 1000 Value Index.
• U.S. stocks rallied for the 12-month period, which was characterized by resilient economic growth, falling Treasury yields, moderating inflation and generally healthy corporate earnings results. Within the large-cap universe, growth stocks broadly outperformed value stocks.
• The fund focuses on companies with more attractive combined profitability and book-to-market characteristics in the large-cap universe. While results were mixed across this spectrum, names with better combined characteristics generally outperformed, contributing to the fund’s performance.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
June 21, 2022 through August 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
G Class	21.94%	18.18%	6/21/22
Regulatory Index
Russell 1000	26.60%	21.88%	—
Performance Index
Russell 1000 Value	21.15%	15.31%	—

Performance Inception Date									Jun. 21, 2022
No Deduction of Taxes [Text Block]			The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]			Visit avantisinvestors.com for more recent performance information.
Net Assets	$ 298,573,503	$ 298,573,503	$ 298,573,503	$ 298,573,503	$ 298,573,503	$ 298,573,503	$ 298,573,503	$ 298,573,503	$ 298,573,503	$ 298,573,503	$ 298,573,503	$ 298,573,503	$ 298,573,503	$ 298,573,503	$ 298,573,503	$ 298,573,503	$ 298,573,503	$ 298,573,503	$ 298,573,503	$ 298,573,503	$ 298,573,503	$ 298,573,503	$ 298,573,503	$ 298,573,503	$ 298,573,503	$ 298,573,503	$ 298,573,503	$ 298,573,503	$ 298,573,503
Holdings Count | holding	278	278	278	278	278	278	278	278	278	278	278	278	278	278	278	278	278	278	278	278	278	278	278	278	278	278	278	278	278
Advisory Fees Paid, Amount			$ 314,903
Investment Company, Portfolio Turnover			17.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.5%	Oil, Gas and Consumable Fuels	12%
Short-Term Investments	0.7%	Banks	7%
Other Assets and Liabilities	(0.2)%	Consumer Staples Distribution & Retail	7%
		Insurance	6%
		Interactive Media and Services	5%

C000250327 [Member]
Shareholder Report [Line Items]
Fund Name			Avantis U.S. Small Cap Equity Fund
Class Name			Institutional Class
Trading Symbol			AVSCX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Avantis U.S. Small Cap Equity Fund for the period of June 20, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual			annual shareholder report
Additional Information [Text Block]			You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.
Additional Information Phone Number			1-833-928-2684
Additional Information Website			avantisinvestors.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment
Institutional Class	$5	0.25%
*The costs of an investment would have been greater had the class been available for a full year.

Expenses Paid, Amount			$ 5
Expense Ratio, Percent			0.25%
Net Assets	$ 2,207,053	$ 2,207,053	$ 2,207,053	$ 2,207,053	$ 2,207,053	$ 2,207,053	$ 2,207,053	$ 2,207,053	$ 2,207,053	$ 2,207,053	$ 2,207,053	$ 2,207,053	$ 2,207,053	$ 2,207,053	$ 2,207,053	$ 2,207,053	$ 2,207,053	$ 2,207,053	$ 2,207,053	$ 2,207,053	$ 2,207,053	$ 2,207,053	$ 2,207,053	$ 2,207,053	$ 2,207,053	$ 2,207,053	$ 2,207,053	$ 2,207,053	$ 2,207,053
Holdings Count | holding	832	832	832	832	832	832	832	832	832	832	832	832	832	832	832	832	832	832	832	832	832	832	832	832	832	832	832	832	832
Advisory Fees Paid, Amount			$ 803
Investment Company, Portfolio Turnover			0.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.3%	Banks	20%
Short-Term Investments	0.8%	Machinery	4%
Other Assets and Liabilities	(0.1)%	Biotechnology	4%
		Oil, Gas and Consumable Fuels	4%
		Insurance	4%

C000250326 [Member]
Shareholder Report [Line Items]
Fund Name			Avantis U.S. Small Cap Equity Fund
Class Name			G Class
Trading Symbol			AVSBX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Avantis U.S. Small Cap Equity Fund for the period of June 20, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual			annual shareholder report
Additional Information [Text Block]			You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.
Additional Information Phone Number			1-833-928-2684
Additional Information Website			avantisinvestors.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment
G Class	$0	0.00%
*The costs of an investment would have been greater had the class been available for a full year.

Expenses Paid, Amount			$ 0
Expense Ratio, Percent			0.00%
Net Assets	$ 2,207,053	$ 2,207,053	$ 2,207,053	$ 2,207,053	$ 2,207,053	$ 2,207,053	$ 2,207,053	$ 2,207,053	$ 2,207,053	$ 2,207,053	$ 2,207,053	$ 2,207,053	$ 2,207,053	$ 2,207,053	$ 2,207,053	$ 2,207,053	$ 2,207,053	$ 2,207,053	$ 2,207,053	$ 2,207,053	$ 2,207,053	$ 2,207,053	$ 2,207,053	$ 2,207,053	$ 2,207,053	$ 2,207,053	$ 2,207,053	$ 2,207,053	$ 2,207,053
Holdings Count | holding	832	832	832	832	832	832	832	832	832	832	832	832	832	832	832	832	832	832	832	832	832	832	832	832	832	832	832	832	832
Advisory Fees Paid, Amount			$ 803
Investment Company, Portfolio Turnover			0.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.3%	Banks	20%
Short-Term Investments	0.8%	Machinery	4%
Other Assets and Liabilities	(0.1)%	Biotechnology	4%
		Oil, Gas and Consumable Fuels	4%
		Insurance	4%

C000214356 [Member]
Shareholder Report [Line Items]
Fund Name			Avantis U.S. Small Cap Value Fund
Class Name			Institutional Class
Trading Symbol			AVUVX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Avantis U.S. Small Cap Value Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual			annual shareholder report
Additional Information [Text Block]			You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.
Additional Information Phone Number			1-833-928-2684
Additional Information Website			avantisinvestors.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$27	0.25%

Expenses Paid, Amount			$ 27
Expense Ratio, Percent			0.25%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Avantis U.S. Small Cap Value Fund Institutional Class returned 19.76% for the reporting period ended August 31, 2024.
The fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the Russell 2000 Value Index.
•	U.S. stocks rallied for the 12-month period, which was characterized by resilient economic growth, falling Treasury yields, moderating inflation and generally healthy corporate earnings results. Within the small-cap universe, value stocks broadly outperformed their growth-stock counterparts.
•	Against this backdrop, the fund’s focus on companies with the highest combined profitability and book-to-market characteristics contributed to performance. An underweight position versus the index in the lowest profitability and book-to-market companies also boosted results.
•	An overweight position in small- and mid-cap stocks and an underweight in micro-cap stocks aided results. Avoiding real estate investment trusts, which underperformed for the period, also contributed to performance.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
December 4, 2019 through August 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
Institutional Class	19.76%	16.39%	12/4/19
Regulatory Index
Russell 3000	26.14%	14.44%	—
Performance Index
Russell 2000 Value	19.25%	8.89%	—

Performance Inception Date																									Dec. 04, 2019
No Deduction of Taxes [Text Block]			The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]			Visit avantisinvestors.com for more recent performance information.
Net Assets	$ 861,219,871	$ 861,219,871	$ 861,219,871	$ 861,219,871	$ 861,219,871	$ 861,219,871	$ 861,219,871	$ 861,219,871	$ 861,219,871	$ 861,219,871	$ 861,219,871	$ 861,219,871	$ 861,219,871	$ 861,219,871	$ 861,219,871	$ 861,219,871	$ 861,219,871	$ 861,219,871	$ 861,219,871	$ 861,219,871	$ 861,219,871	$ 861,219,871	$ 861,219,871	$ 861,219,871	$ 861,219,871	$ 861,219,871	$ 861,219,871	$ 861,219,871	$ 861,219,871
Holdings Count | holding	693	693	693	693	693	693	693	693	693	693	693	693	693	693	693	693	693	693	693	693	693	693	693	693	693	693	693	693	693
Advisory Fees Paid, Amount			$ 1,502,919
Investment Company, Portfolio Turnover			21.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.3%	Banks	16%
Short-Term Investments	1.6%	Oil, Gas and Consumable Fuels	12%
Other Assets and Liabilities	(0.9)%	Financial Services	5%
		Specialty Retail	4%
		Energy Equipment and Services	4%

C000226119 [Member]
Shareholder Report [Line Items]
Fund Name			Avantis U.S. Small Cap Value Fund
Class Name			G Class
Trading Symbol			AVCNX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Avantis U.S. Small Cap Value Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual			annual shareholder report
Additional Information [Text Block]			You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.
Additional Information Phone Number			1-833-928-2684
Additional Information Website			avantisinvestors.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$0	0.00%

Expenses Paid, Amount			$ 0
Expense Ratio, Percent			0.00%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Avantis U.S. Small Cap Value Fund G Class returned 20.03% for the reporting period ended August 31, 2024.
The fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the Russell 2000 Value Index.
•	U.S. stocks rallied for the 12-month period, which was characterized by resilient economic growth, falling Treasury yields, moderating inflation and generally healthy corporate earnings results. Within the small-cap universe, value stocks broadly outperformed their growth-stock counterparts.
•	Against this backdrop, the fund’s focus on companies with the highest combined profitability and book-to-market characteristics contributed to performance. An underweight position versus the index in the lowest profitability and book-to-market companies also boosted results.
•	An overweight position in small- and mid-cap stocks and an underweight in micro-cap stocks aided results. Avoiding real estate investment trusts, which underperformed for the period, also contributed to performance.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
January 20, 2021 through August 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
G Class	20.03%	13.96%	1/20/21
Regulatory Index
Russell 3000	26.14%	11.08%	—
Performance Index
Russell 2000 Value	19.25%	6.57%	—

Performance Inception Date																		Jan. 20, 2021
No Deduction of Taxes [Text Block]			The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]			Visit avantisinvestors.com for more recent performance information.
Net Assets	$ 861,219,871	$ 861,219,871	$ 861,219,871	$ 861,219,871	$ 861,219,871	$ 861,219,871	$ 861,219,871	$ 861,219,871	$ 861,219,871	$ 861,219,871	$ 861,219,871	$ 861,219,871	$ 861,219,871	$ 861,219,871	$ 861,219,871	$ 861,219,871	$ 861,219,871	$ 861,219,871	$ 861,219,871	$ 861,219,871	$ 861,219,871	$ 861,219,871	$ 861,219,871	$ 861,219,871	$ 861,219,871	$ 861,219,871	$ 861,219,871	$ 861,219,871	$ 861,219,871
Holdings Count | holding	693	693	693	693	693	693	693	693	693	693	693	693	693	693	693	693	693	693	693	693	693	693	693	693	693	693	693	693	693
Advisory Fees Paid, Amount			$ 1,502,919
Investment Company, Portfolio Turnover			21.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.3%	Banks	16%
Short-Term Investments	1.6%	Oil, Gas and Consumable Fuels	12%
Other Assets and Liabilities	(0.9)%	Financial Services	5%
		Specialty Retail	4%
		Energy Equipment and Services	4%